Pioneer Short Term Income Fund

Schedule of Investments | November 30, 2019

Ticker Symbols: Class A STABX Class C PSHCX Class C2 STIIX Class K STIKX Class Y PSHYX

Schedule of Investments | 11/30/19 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 102.6%
	ASSET BACKED SECURITIES - 31.3% of Net Assets
156,210(a)	321 Henderson Receivables I LLC, Series 2005-1A, Class A1, 1.995% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	$152,078
263,153(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1.965% (1 Month USD LIBOR + 20 bps), 6/15/41 (144A)	257,515
228,399(a)	321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1.965% (1 Month USD LIBOR + 20 bps), 3/15/42 (144A)	220,204
1,500,000	A10 Bridge Asset Financing LLC, Series 2019-B, Class D, 4.523%, 8/15/40 (144A)	1,418,521
26,831	ACC Trust, Series 2018-1, Class A, 3.7%, 12/21/20 (144A)	26,855
1,500,000	ACC Trust, Series 2019-2, Class C, 5.24%, 10/21/24 (144A)	1,499,769
1,500,000	Access Point Funding I LLC, Series 2017-A, Class B, 3.97%, 4/15/29 (144A)	1,507,734
110,701(a)	ACE Securities Corp. Home Equity Loan Trust, Series 2005-WF1, Class M2, 2.368% (1 Month USD LIBOR + 66 bps), 5/25/35	111,790
1,500,000	American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 6/12/25 (144A)	1,523,286
1,500,000	Americredit Automobile Receivables Trust, Series 2018-2, Class D, 4.01%, 7/18/24	1,566,290
250,000	Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class D, 3.98%, 4/22/24 (144A)	253,967
496,000	Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class E, 5.36%, 4/22/24 (144A)	504,878
500,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class D, 4.45%, 6/20/23 (144A)	516,942
400,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class E, 5.45%, 11/20/23 (144A)	413,039
1,500,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class B, 2.8%, 3/20/25 (144A)	1,510,028
500,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class E, 4.47%, 3/20/25 (144A)	503,293
1,500,000	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	1,504,285
1,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class B, 3.37%, 6/15/25 (144A)	994,443
1,100,000	Ascentium Equipment Receivables Trust, Series 2018-1A, Class E, 5.36%, 3/10/25 (144A)	1,144,922
2,100,000	Ascentium Equipment Receivables Trust, Series 2019-1A, Class C, 3.18%, 5/12/25 (144A)	2,147,371
7,454(a)	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A3, 1.908% (1 Month USD LIBOR + 20 bps), 1/25/36	7,437
1,000,000	Avid Automobile Receivables Trust, Series 2019-1, Class C, 3.14%, 7/15/26 (144A)	999,546
1,056,848	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.0%, 4/28/55 (144A)	1,076,746
2,386(a)	Bear Stearns Asset Backed Securities Trust, Series 2006-SD2, Class A3, 2.198% (1 Month USD LIBOR + 49 bps), 6/25/36	2,384
1,751,539	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B, 3.78%, 9/26/33 (144A)	1,782,456
1,386,497	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	1,428,742
2,500,000	Carnow Auto Receivables Trust, Series 2019-1A, Class C, 3.36%, 6/17/24 (144A)	2,497,050
2,000,000	Carvana Auto Receivables Trust, Series 2019-2A, Class B, 2.74%, 12/15/23 (144A)	2,012,196
1,500,000	Carvana Auto Receivables Trust, Series 2019-3A, Class C, 2.71%, 10/15/24 (144A)	1,500,709
1,000,000(b)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.0%, 11/25/44 (144A)	1,000,351
2,882	Cazenovia Creek Funding I LLC, Series 2015-1A, Class A, 2.0%, 12/10/23 (144A)	2,881
593,591	Cazenovia Creek Funding II LLC, Series 2018-1A, Class B, 3.984%, 7/15/30 (144A)	596,913
191,021(a)	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 2.328% (1 Month USD LIBOR + 62 bps), 1/25/33	190,094
62,928(a)	Chase Funding Trust, Series 2003-3, Class 2A2, 2.248% (1 Month USD LIBOR + 54 bps), 4/25/33	61,097
94,811(c)	Chase Funding Trust, Series 2003-6, Class 1A7, 5.025%, 11/25/34	98,754
83,333(a)	CIFC Funding, Ltd., Series 2013-1A, Class X, 2.851% (3 Month USD LIBOR + 85 bps), 7/16/30 (144A)	83,351
3,072	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.71%, 5/15/23 (144A)	3,077
1,750,000	CIG Auto Receivables Trust, Series 2019-1A, Class C, 3.82%, 8/15/24 (144A)	1,784,202
22,248	Colony American Finance, Ltd., Series 2015-1, Class A, 2.896%, 10/15/47 (144A)	22,228
400,000(c)	Colony American Finance, Ltd., Series 2016-1, Class D, 5.972%, 6/15/48 (144A)	410,674
118,767	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	118,138
153,709	Conn’s Receivables Funding LLC, Series 2018-A, Class B, 4.65%, 1/15/23 (144A)	154,617
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
1,000,000	Conn’s Receivables Funding LLC, Series 2019-A, Class B, 4.36%, 10/16/23 (144A)	$1,009,085
500,000	Conn’s Receivables Funding LLC, Series 2019-A, Class C, 5.29%, 10/16/23 (144A)	504,837
222,638(a)	Conseco Finance Home Equity Loan Trust, Series 2002-C, Class MV1, 3.265% (1 Month USD LIBOR + 150 bps), 5/15/32	222,129
2,000,000	Consumer Loan Underlying Bond Club Certificate Issuer Trust I, Series 2019-HP1, Class B, 3.48%, 12/15/26 (144A)	1,999,630
2,000,000	Continental Credit Card ABS LLC, Series 2019-1A, Class A, 3.83%, 8/15/26 (144A)	2,000,818
500,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)	504,335
325,611(a)	Countrywide Asset-Backed Certificates, Series 2004-SD3, Class A2, 2.808% (1 Month USD LIBOR + 110 bps), 9/25/34 (144A)	325,648
107,344(a)	Countrywide Asset-Backed Certificates, Series 2005-BC1, Class M4, 2.608% (1 Month USD LIBOR + 90 bps), 5/25/35	107,414
1,359,000	Dell Equipment Finance Trust, Series 2019-1, Class C, 3.14%, 3/22/24 (144A)	1,380,514
1,381,903	Diamond Resorts Owner Trust, Series 2019-1A, Class B, 3.53%, 2/20/32 (144A)	1,384,553
460,634	Diamond Resorts Owner Trust, Series 2019-1A, Class D, 5.25%, 2/20/32 (144A)	461,746
41,785(a)	DRB Prime Student Loan Trust, Series 2016-B, Class A1, 3.508% (1 Month USD LIBOR + 180 bps), 6/25/40 (144A)	42,524
2,000,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.09%, 6/15/26	2,065,398
1,050,000	Drive Auto Receivables Trust, Series 2019-2, Class D, 3.69%, 8/17/26	1,074,988
21,238(a)	Drug Royalty II LP 2, Series 2014-1, Class A1, 5.153% (3 Month USD LIBOR + 285 bps), 7/15/23 (144A)	21,272
47,800	Drug Royalty III LP 1, Series 2016-1A, Class A, 3.979%, 4/15/27 (144A)	47,916
392,367(a)	Drug Royalty III LP 1, Series 2017-1A, Class A1, 4.803% (3 Month USD LIBOR + 250 bps), 4/15/27 (144A)	394,460
1,384,826	Drug Royalty III LP 1, Series 2017-1A, Class A2, 3.6%, 4/15/27 (144A)	1,386,768
593,790	Drug Royalty III LP 1, Series 2018-1A, Class A2, 4.27%, 10/15/31 (144A)	610,157
49,574(a)	Earnest Student Loan Program LLC, Series 2017-A, Class A1, 2.708% (1 Month USD LIBOR + 100 bps), 1/25/41 (144A)	49,572
1,500,000(a)	Elevation CLO, Ltd., Series 2015-4A, Class CR, 4.203% (3 Month USD LIBOR + 220 bps), 4/18/27 (144A)	1,500,242
103,074	Elm Trust, Series 2016-1A, Class A2, 4.163%, 6/20/25 (144A)	103,467
1,500,000	Elm Trust, Series 2018-2A, Class B, 5.584%, 10/20/27 (144A)	1,526,177
500,000	Engs Commercial Finance Trust, Series 2016-1A, Class B, 3.45%, 3/22/22 (144A)	502,621
1,000,000	Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.3%, 3/15/24 (144A)	1,016,952
337,169	FCI Funding LLC, Series 2019-1A, Class B, 4.03%, 2/18/31 (144A)	339,016
1,630,000(b)	Finance of America Structured Securities Trust, Series 2018-HB1, Class M3, 4.392%, 9/25/28 (144A)	1,630,691
376,000(b)	Finance of America Structured Securities Trust, Series 2019-HB1, Class M2, 3.676%, 4/25/29 (144A)	376,150
2,000,000	First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.55%, 4/15/25 (144A)	2,040,441
1,475,000(a)	Fort CRE LLC, Series 2018-1A, Class A1, 3.058% (1 Month USD LIBOR +135 bps), 11/16/35 (144A)	1,476,435
500,000	Four Seas LP, Series 2017-1A, Class A1, 4.95%, 8/28/27 (144A)	498,751
500,000	Foursight Capital Automobile Receivables Trust, Series 2018-1, Class D, 4.19%, 11/15/23 (144A)	512,617
500,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class E, 5.5%, 10/15/24 (144A)	520,891
1,000,000	Foursight Capital Automobile Receivables Trust, Series 2019-1, Class D, 3.27%, 6/16/25 (144A)	1,014,722
125,199(a)	Freddie Mac Structured Pass-Through Certificates, Series T-20, Class A7, 1.858% (1 Month USD LIBOR + 15 bps), 12/25/29	123,326
1,000,000	FREED ABS Trust, Series 2019-1, Class B, 3.87%, 6/18/26 (144A)	1,014,703
152,155(a)	Fremont Home Loan Trust, Series 2005-E, Class 1A1, 1.938% (1 Month USD LIBOR + 23 bps), 1/25/36	152,055
1,150,000	Genesis Sales Finance Master Trust, Series 2019-AA, Class A, 4.68%, 8/20/23 (144A)	1,173,255
1,500,000	GLS Auto Receivables Issuer Trust, Series 2019-1A, Class C, 3.87%, 12/16/24 (144A)	1,539,824
2,000,000	GLS Auto Receivables Issuer Trust, Series 2019-3A, Class C, 2.96%, 5/15/25 (144A)	2,003,038
1,805,000	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.78%, 8/15/23 (144A)	1,832,923
10,526(c)	GMAT Trust, Series 2013-1A, Class A, 6.967%, 11/25/43 (144A)	10,526
266,335(b)	Gold Key Resorts LLC, Series 2014-A, Class C, 5.87%, 3/17/31 (144A)	267,926
184,794(a)	GSAA Home Equity Trust, Series 2005-8, Class A3, 2.138% (1 Month USD LIBOR + 43 bps), 6/25/35	185,843
20,046(a)	GSRPM Mortgage Loan Trust, Series 2006-1, Class A1, 2.008% (1 Month USD LIBOR + 30 bps), 3/25/35 (144A)	19,967
49,670	Hero Residual Funding, Series 2016-1R, Class A1, 4.5%, 9/21/42 (144A)	49,528
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
500,000(a)	Hertz Fleet Lease Funding LP, Series 2016-1, Class D, 5.109% (1 Month USD LIBOR + 335 bps), 4/10/30 (144A)	$501,101
400,000(a)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 5.259% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	401,459
400,000	Hertz Fleet Lease Funding LP, Series 2018-1, Class C, 3.77%, 5/10/32 (144A)	406,588
102,111	Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26 (144A)	101,663
1,342,500	HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/44 (144A)	1,343,936
500,000	HOA Funding LLC, Series 2015-1A, Class B, 9.0%, 8/20/44 (144A)	507,032
625(c)	Home Equity Mortgage Trust, Series 2004-6, Class M2, 5.821%, 4/25/35	623
1,750,000	Horizon Funding, Series 2019-1A, Class A1, 4.21%, 9/15/27 (144A)	1,749,854
700,000(a)	Hunt CRE, Ltd., Series 2017-FL1, Class A, 2.765% (1 Month USD LIBOR +100 bps), 8/15/34 (144A)	699,791
52,604(a)	Interstar Millennium Trust, Series 2003-3G, Class A2, 2.6% (3 Month USD LIBOR + 50 bps), 9/27/35	51,172
1,800,000(a)	Invitation Homes Trust, Series 2017-SFR2, Class D, 3.563% (1 Month USD LIBOR + 180 bps), 12/17/36 (144A)	1,801,688
1,759,759(a)	Invitation Homes Trust, Series 2018-SFR1, Class E, 3.763% (1 Month USD LIBOR + 200 bps), 3/17/37 (144A)	1,764,054
1,800,000(a)	Invitation Homes Trust, Series 2018-SFR2, Class E, 3.765% (1 Month USD LIBOR + 200 bps), 6/17/37 (144A)	1,805,602
1,800,000(a)	Invitation Homes Trust, Series 2018-SFR3, Class E, 3.763% (1 Month USD LIBOR + 200 bps), 7/17/37 (144A)	1,805,603
1,130,000(a)	Invitation Homes Trust, Series 2018-SFR4, Class E, 3.713% (1 Month USD LIBOR + 195 bps), 1/17/38 (144A)	1,130,628
1,500,000	Jamestown CLO V, Ltd., Series 2014-5A, Class B2R, 3.84%, 1/17/27 (144A)	1,500,623
1,000,000	Kabbage Funding LLC, Series 2019-1, Class A, 3.825%, 3/15/24 (144A)	1,010,529
2,000,000	Kabbage Funding LLC, Series 2019-1, Class B, 4.071%, 3/15/24 (144A)	2,019,294
1,500,000	Kabbage Funding LLC, Series 2019-1, Class C, 4.611%, 3/15/24 (144A)	1,518,750
2,000,000	Lendingpoint Asset Securitization Trust, Series 2019-1, Class B, 3.613%, 8/15/25 (144A)	1,997,606
1,500,000	LL ABS Trust, Series 2019-1A, Class B, 3.52%, 3/15/27 (144A)	1,499,781
1,000,000(a)	M360 LLC, Series 2019-CRE2, Class A, 3.165% (1 Month USD LIBOR +140 bps), 9/15/34 (144A)	999,853
1,000,000(a)	Marathon CRE, Ltd., Series 2018-FL1, Class A, 2.915% (1 Month USD LIBOR + 115 bps), 6/15/28 (144A)	1,000,904
1,000,000	Marlette Funding Trust, Series 2018-3A, Class B, 3.86%, 9/15/28 (144A)	1,011,564
1,000,000	Marlette Funding Trust, Series 2019-1A, Class C, 4.42%, 4/16/29 (144A)	1,018,229
1,150,000	Marlette Funding Trust, Series 2019-2A, Class C, 4.11%, 7/16/29 (144A)	1,161,085
1,500,000	Mosaic Solar Loan Trust, Series 2019-2A, Class C, 4.35%, 9/20/40 (144A)	1,501,673
500,000	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	500,687
1,129,396	MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/36 (144A)	1,147,371
2,000,000(b)	Nationstar HECM Loan Trust, Series 2018-3A, Class M3, 4.353%, 11/25/28 (144A)	2,033,692
652,000(b)	Nationstar HECM Loan Trust, Series 2019-1A, Class M1, 2.664%, 6/25/29 (144A)	654,922
1,000,000(b)	Nationstar HECM Loan Trust, Series 2019-1A, Class M3, 3.276%, 6/25/29 (144A)	1,005,798
1,000,000(a)	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class C, 2.758% (1 Month USD LIBOR + 105 bps), 9/25/23 (144A)	1,001,470
500,000	Navitas Equipment Receivables LLC, Series 2016-1, Class D, 7.87%, 3/15/23 (144A)	500,940
386,249(a)	Newtek Small Business Loan Trust, Series 2017-1, Class B, 4.708% (1 Month USD LIBOR + 300 bps), 2/15/43 (144A)	388,073
2,000,000	NFAS LLC, Series 2019-1, Class A, 4.172%, 8/15/24 (144A)	2,018,314
316,827(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 2.488% (1 Month USD LIBOR + 78 bps), 5/25/33	317,884
560,000(a)	NovaStar Mortgage Funding Trust, Series 2004-3, Class M4, 3.283% (1 Month USD LIBOR + 158 bps), 12/25/34	567,492
424,426(a)	NovaStar Mortgage Funding Trust, Series 2005-3, Class M1, 2.383% (1 Month USD LIBOR + 68 bps), 1/25/36	424,200
1,000,000	Ocwen Master Advance Receivables Trust, Series 2019-T1, Class DT1, 3.107%, 8/15/50 (144A)	1,001,441
68,839(b)	Orange Lake Timeshare Trust, Series 2014-AA, Class B, 3.03%, 7/9/29 (144A)	68,616
1,264,603	Orange Lake Timeshare Trust, Series 2019-A, Class A, 3.06%, 4/9/38 (144A)	1,276,858
1,475,382	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	1,505,690
1,500,000(a)	Owl Rock CLO II, Ltd., Series 2019-2A, Class A1L, 0.0% (3 Month USD LIBOR + 175 bps), 1/20/31 (144A)	1,499,999
1,700,000	Oxford Finance Funding LLC, Series 2019-1A, Class B, 5.438%, 2/15/27 (144A)	1,735,927
500,000(a)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class A2, 3.051% (3 Month USD LIBOR + 105 bps), 4/15/26 (144A)	491,651
1,500,000	Perimeter Master Note Business Trust, Series 2019-2A, Class B, 5.21%, 5/15/24 (144A)	1,499,700
1,250,000(a)	PNMAC GMSR Issuer Trust, Series 2018-GT2, Class A, 4.358% (1 Month USD LIBOR + 265 bps), 8/25/25 (144A)	1,254,259
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
1,355,000	Prestige Auto Receivables Trust, Series 2017-1A, Class D, 3.61%, 10/16/23 (144A)	$1,374,580
300,000	Progress Residential Trust, Series 2017-SFR1, Class B, 3.017%, 8/17/34 (144A)	300,757
333,000	Progress Residential Trust, Series 2017-SFR1, Class D, 3.565%, 8/17/34 (144A)	335,933
2,250,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	2,301,649
2,175,000	Progress Residential Trust, Series 2018-SFR1, Class E, 4.38%, 3/17/35 (144A)	2,202,143
1,793,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/35 (144A)	1,840,457
2,600,000	Progress Residential Trust, Series 2018-SFR3, Class E, 4.873%, 10/17/35 (144A)	2,684,604
500,000	Purchasing Power Funding LLC, Series 2018-A, Class B, 3.58%, 8/15/22 (144A)	500,818
506,505(a)	RAMP Trust, Series 2005-RS7, Class M1, 2.208% (1 Month USD LIBOR + 50 bps), 7/25/35	507,903
1,500,000	Republic Finance Issuance Trust, Series 2019-A, Class B, 3.93%, 11/22/27 (144A)	1,499,421
2,000,000(b)	RMF Buyout Issuance Trust, Series 2018-1, Class M3, 4.448%, 11/25/28 (144A)	1,998,891
1,500,000	Santander Drive Auto Receivables Trust, Series 2017-2, Class D, 3.49%, 7/17/23	1,516,962
2,000,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class E, 5.02%, 9/15/25	2,045,949
825,000	Santander Drive Auto Receivables Trust, Series 2018-4, Class D, 3.98%, 12/15/25	846,148
1,056,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.81%, 12/16/24	1,071,992
500,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class D, 4.19%, 12/16/24	514,867
900,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42%, 4/15/25	916,294
948,768	SCF Equipment Leasing LLC, Series 2019-1A, Class E, 5.49%, 4/20/30 (144A)	968,333
2,000,000	SCF Equipment Leasing LLC, Series 2019-2A, Class C, 3.11%, 6/21/27 (144A)	2,000,413
13,210	Skopos Auto Receivables Trust, Series 2018-1A, Class A, 3.19%, 9/15/21 (144A)	13,214
2,000,000	Skopos Auto Receivables Trust, Series 2019-1A, Class C, 3.63%, 9/16/24 (144A)	1,999,000
500,000	Skopos Auto Receivables Trust, Series 2019-1A, Class D, 5.24%, 4/15/25 (144A)	499,162
1,500,000	Small Business Lending Trust, Series 2019-A, Class B, 3.42%, 7/15/26 (144A)	1,497,913
400,000	Small Business Lending Trust, Series 2019-A, Class C, 4.31%, 7/15/26 (144A)	401,227
52,389	Sofi Consumer Loan Program LLC, Series 2017-1, Class A, 3.28%, 1/26/26 (144A)	52,721
39,958(a)	Sofi Professional Loan Program LLC, Series 2016-C, Class A1, 2.808% (1 Month USD LIBOR + 110 bps), 10/27/36 (144A)	40,171
1,297,171	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.2%, 5/27/36 (144A)	1,305,856
500,000(a)	Starwood Waypoint Homes Trust, Series 2017-1, Class B, 2.935% (1 Month USD LIBOR + 117 bps), 1/17/35 (144A)	499,407
1,977(c)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-2XS, Class 1A5B, 5.15%, 2/25/35	2,005
77,136	Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73%, 8/15/36 (144A)	77,818
143,526	Tax Ease Funding LLC, Series 2016-1A, Class A, 3.131%, 6/15/28 (144A)	143,473
123,821(a)	Terwin Mortgage Trust, Series 2006-1, Class 1A3, 2.088% (1 Month USD LIBOR + 38 bps), 1/25/37 (144A)	124,013
400,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class D, 4.3%, 11/15/24 (144A)	408,193
216,076	TLF National Tax Lien Trust, Series 2017-1A, Class B, 3.84%, 12/15/29 (144A)	216,828
1,571,510(b)	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.75%, 11/25/60 (144A)	1,578,445
60,127(b)	Towd Point Mortgage Trust, Series 2015-3, Class A1B, 3.0%, 3/25/54 (144A)	60,230
250,548(b)	Towd Point Mortgage Trust, Series 2016-1, Class A1, 3.5%, 2/25/55 (144A)	253,025
302,004(b)	Towd Point Mortgage Trust, Series 2017-5, Class XA, 3.5%, 2/25/57 (144A)	300,840
1,774,569(b)	Towd Point Mortgage Trust, Series 2018-SJ1, Class A1, 4.0%, 10/25/58 (144A)	1,789,300
655,527(b)	Towd Point Mortgage Trust, Series 2018-SJ1, Class XA, 5.0%, 10/25/58 (144A)	653,607
1,137,212(b)	Towd Point Mortgage Trust, Series 2019-SJ1, Class A1, 3.75%, 11/25/58 (144A)	1,147,549
1,000,000(a)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class B, 3.465% (1 Month USD LIBOR + 170 bps), 12/15/20 (144A)	1,001,806
1,250,000	Trafigura Securitisation Finance Plc, Series 2018-1A, Class B, 4.29%, 3/15/22 (144A)	1,277,090
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
690,000	Tricon American Homes Trust, Series 2016-SFR1, Class E, 4.878%, 11/17/33 (144A)	$698,286
1,600,000(a)	TRTX Issuer, Ltd., Series 2019-FL3, Class C, 3.923% (1 Month USD LIBOR + 210 bps), 9/15/34 (144A)	1,600,000
600,000	United Auto Credit Securitization Trust, Series 2018-2, Class F, 6.82%, 6/10/25 (144A)	613,855
1,500,000	United Auto Credit Securitization Trust, Series 2019-1, Class D, 3.47%, 8/12/24 (144A)	1,518,554
2,000,000	Upstart Securitization Trust, Series 2019-2, Class B, 3.734%, 9/20/29 (144A)	1,998,551
2,500,000	Upstart Securitization Trust, Series 2019-3, Class B, 3.829%, 1/21/30 (144A)	2,499,036
1,000,000	US Auto Funding LLC, Series 2019-1A, Class B, 3.99%, 12/15/22 (144A)	1,014,861
2,000,000	Veros Automobile Receivables Trust, Series 2018-1, Class C, 4.65%, 2/15/24 (144A)	2,037,683
86,793	Welk Resorts LLC, Series 2013-AA, Class A, 3.1%, 3/15/29 (144A)	86,777
1,898,830	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	1,914,741
2,500,000	Westlake Automobile Receivables Trust, Series 2017-1A, Class E, 5.05%, 8/15/24 (144A)	2,545,576
350,000	Westlake Automobile Receivables Trust, Series 2018-2A, Class E, 4.86%, 1/16/24 (144A)	362,977
2,500,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.0%, 10/16/23 (144A)	2,566,766
605,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class E, 4.9%, 12/15/23 (144A)	625,689
500,000	Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62%, 7/15/24 (144A)	502,411
1,000,000	Westlake Automobile Receivables Trust, Series 2019-2A, Class E, 4.02%, 4/15/25 (144A)	1,007,309
1,500,000	Westlake Automobile Receivables Trust, Series 2019-3A, Class E, 3.59%, 3/17/25 (144A)	1,504,877
282,535	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	282,535
	TOTAL ASSET BACKED SECURITIES
	(Cost $184,184,283)	$185,993,864
	COLLATERALIZED MORTGAGE OBLIGATIONS - 28.7% of Net Assets
1,725,000(a)	280 Park Avenue Mortgage Trust, Series 2017-280P, Class C, 3.015% (1 Month USD LIBOR + 125 bps), 9/15/34 (144A)	$1,724,444
4,435(a)	Alternative Loan Trust, Series 2003-14T1, Class A9, 2.158% (1 Month USD LIBOR + 45 bps), 8/25/18	4,424
33,163(a)	Alternative Loan Trust, Series 2004-6CB, Class A, 2.288% (1 Month USD LIBOR + 58 bps), 5/25/34	33,318
1,347,301(b)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class A1, 3.92%, 11/25/48 (144A)	1,365,432
600,000(b)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, 4.5%, 11/25/48 (144A)	619,172
1,500,000(a)	Austin Fairmont Hotel Trust, Series 2019-FAIR, Class E, 4.015% (1 Month USD LIBOR + 225 bps), 9/15/32 (144A)	1,501,878
500,000(b)	BAMLL Commercial Mortgage Securities Trust, Series 2016-FR14, Class A, 2.954%, 2/27/48 (144A)	499,347
1,350,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class C, 3.365% (1 Month USD LIBOR + 160 bps), 4/15/36 (144A)	1,348,324
22,346(a)	Bancorp Commercial Mortgage Trust, Series 2017-CRE2, Class A, 2.615% (1 Month USD LIBOR + 85 bps), 8/15/32 (144A)	22,334
871,351(c)(d)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.0%, 7/25/37 (144A)	–
290,632(a)	Bear Stearns ALT-A Trust, Series 2004-4, Class A1, 2.308% (1 Month USD LIBOR + 60 bps), 6/25/34	292,185
97,889(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A1, 2.408% (1 Month USD LIBOR + 70 bps), 1/25/35	97,954
34,862(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A2, 2.548% (1 Month USD LIBOR + 84 bps), 1/25/35	34,870
138,898(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A4, 2.548% (1 Month USD LIBOR + 84 bps), 1/25/35	138,902
657,897(a)	Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1, 2.248% (1 Month USD LIBOR + 54 bps), 8/25/35	664,103
27,281(b)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 4.171%, 6/25/30	28,011
608,448(a)	Bellemeade Re, Ltd., Series 2017-1, Class M1, 3.408% (1 Month USD LIBOR + 170 bps), 10/25/27 (144A)	609,998
1,500,000(a)	Bellemeade Re, Ltd., Series 2017-1, Class M2, 5.058% (1 Month USD LIBOR + 335 bps), 10/25/27 (144A)	1,536,542
1,649,531(a)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 3.308% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	1,651,192
316,004(a)	Bellemeade Re, Ltd., Series 2018-2A, Class M1A, 2.658% (1 Month USD LIBOR + 95 bps), 8/25/28 (144A)	316,049
1,730,000(a)	Bellemeade Re, Ltd., Series 2018-2A, Class M1B, 3.058% (1 Month USD LIBOR + 135 bps), 8/25/28 (144A)	1,732,434
1,900,000(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 3.558% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	1,899,998
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
800,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 3.458% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	$800,949
1,000,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 4.408% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	1,004,474
2,000,000(a)	Bellemeade Re, Ltd., Series 2019-3A, Class B1, 4.208% (1 Month USD LIBOR + 250 bps), 7/25/29 (144A)	1,993,167
1,500,000(a)	BHP Trust, Series 2019-BXHP, Class D, 3.537% (1 Month USD LIBOR + 177 bps), 8/15/36 (144A)	1,493,901
1,000,000(a)	BTH-3 Mortgage-Backed Securities Trust, Series 2018-3, Class A, 4.28% (1 Month USD LIBOR + 250 bps), 7/6/20	1,000,797
800,000(a)	BTH-13 Mortgage-Backed Securities Trust, Series 2018-13, Class A, 4.28% (1 Month USD LIBOR + 250 bps), 8/18/21 (144A)	800,921
600,000(a)	BTH-16 Mortgage-Backed Securities Trust, Series 2018-16, Class A, 4.28% (1 Month USD LIBOR + 250 bps), 8/4/21 (144A)	600,000
700,000(a)	BTH-20 Mortgage-Backed Securities Trust, Series 2018-20, Class A, 4.28% (1 Month USD LIBOR + 250 bps), 9/24/20 (144A)	700,600
675,000(a)	BTH-21 Mortgage-Backed Securities Trust, Series 2018-21, Class A, 4.281% (1 Month USD LIBOR + 250 bps), 10/7/21 (144A)	675,852
1,500,000(a)	BTH-24 Mortgage-Backed Securities Trust, Series 2018-24, Class A, 4.18% (1 Month USD LIBOR + 240 bps), 12/5/20 (144A)	1,501,875
1,000,000(a)	BTH-25 Mortgage-Backed Securities Trust, Series 2019-25, Class A, 4.28% (1 Month USD LIBOR + 250 bps), 2/14/20 (144A)	1,001,862
1,407,000(c)	Bunker Hill Loan Depositary Trust, Series 2019-3, Class A3, 3.135%, 11/25/59 (144A)	1,408,987
766,782(a)	BX Commercial Mortgage Trust, Series 2018-IND, Class E, 3.465% (1 Month USD LIBOR + 170 bps), 11/15/35 (144A)	768,463
1,710,000(a)	BX Commercial Mortgage Trust, Series 2019-XL, Class G, 4.065% (1 Month USD LIBOR + 230 bps), 10/15/36 (144A)	1,712,141
404,376(a)	BX Trust, Series 2017-APPL, Class B, 2.915% (1 Month USD LIBOR + 115 bps), 7/15/34 (144A)	404,368
1,000,000(a)	BX Trust, Series 2019-ATL, Class B, 3.152% (1 Month USD LIBOR + 139 bps), 10/15/36 (144A)	999,392
719,056(a)	BXMT, Ltd., Series 2017-FL1, Class A, 2.633% (1 Month USD LIBOR + 87 bps), 6/15/35 (144A)	719,059
130,587	Cendant Mortgage Corp., Series 2002-2, Class A6, 6.25%, 3/25/32 (144A)	132,436
133,105(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 3.619% (1 Month USD LIBOR + 185 bps), 11/15/31 (144A)	132,844
913,543(a)	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class B, 2.735% (1 Month USD LIBOR + 97 bps), 7/15/32 (144A)	912,688
850,000(a)	CGMS Commercial Mortgage Trust, Series 2017-MDRC, Class C, 3.065% (1 Month USD LIBOR + 130 bps), 7/15/30 (144A)	845,570
1,000,000(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 4.115% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	1,001,244
67,903(b)	CHL Mortgage Pass-Through Trust, Series 2004-14, Class 4A1, 3.791%, 8/25/34	66,847
6,692	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-4, Class 2A1, 5.0%, 7/25/20	6,830
400,000(a)	Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class D, 5.065% (1 Month USD LIBOR + 330 bps), 7/15/27 (144A)	400,819
8,129	Citigroup Mortgage Loan Trust, Inc., Series 2003-UP3, Class A1, 7.0%, 9/25/33	8,135
3,000,000(a)	CLNY Trust, Series 2019-IKPR, Class E, 4.592% (1 Month USD LIBOR + 282 bps), 11/15/38 (144A)	2,982,874
1,000,000(b)	COLT Mortgage Loan Trust, Series 2018-3, Class M2, 4.583%, 10/26/48 (144A)	1,011,647
1,121,092(b)	COLT Mortgage Loan Trust, Series 2019-1, Class A3, 4.012%, 3/25/49 (144A)	1,130,571
250,000	COMM Mortgage Trust, Series 2012-CR4, Class AM, 3.251%, 10/15/45	250,645
86,294(a)	COMM Mortgage Trust, Series 2014-FL5, Class B, 3.3% (1 Month USD LIBOR + 215 bps), 10/15/31 (144A)	86,244
1,000,000(b)	COMM Mortgage Trust, Series 2015-CR23, Class CMD, 3.807%, 5/10/48 (144A)	1,001,209
2,750,000(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 3.858% (1 Month USD LIBOR + 215 bps), 11/25/39 (144A)	2,755,775
750,000(a)	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class B, 3.665% (1 Month USD LIBOR + 190 bps), 1/15/34 (144A)	751,871
150,549	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.5%, 5/25/32	164,250
7,180	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877%, 4/15/37	6,955
750,000(a)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 3.915% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	751,408
1,000,000(a)	CSMC Trust, Series 2017-HD, Class B, 3.115% (1 Month USD LIBOR + 135 bps), 2/15/31 (144A)	998,669
1,587,282(b)	CSMC Trust, Series 2019-RPL1, Class A1A, 3.65%, 7/25/58 (144A)	1,637,215
1,250,000(b)	Deephaven Residential Mortgage Trust, Series 2018-3A, Class B1, 5.007%, 8/25/58 (144A)	1,277,783
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
1,562,667(b)	Deephaven Residential Mortgage Trust, Series 2018-4A, Class A1, 4.08%, 10/25/58 (144A)	$1,573,547
1,000,000(b)	Deephaven Residential Mortgage Trust, Series 2019-3A, Class B1, 4.258%, 7/25/59 (144A)	1,010,849
1,243,104(a)	Eagle Re, Ltd., Series 2018-1, Class M1, 3.408% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	1,244,963
1,620,000(a)	Eagle Re, Ltd., Series 2019-1, Class M1B, 3.508% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	1,622,578
348,864(b)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 4.569%, 7/25/43	367,215
82,985(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2315, Class FW, 2.315% (1 Month USD LIBOR + 55 bps), 4/15/27	83,483
223,286(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2334, Class FA, 2.265% (1 Month USD LIBOR + 50 bps), 7/15/31	222,062
80,594(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2391, Class FJ, 2.265% (1 Month USD LIBOR + 50 bps), 4/15/28	80,311
1,017(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2437, Class FD, 1.965% (1 Month USD LIBOR + 20 bps), 10/15/20	1,017
64,203(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2439, Class F, 2.765% (1 Month USD LIBOR + 100 bps), 3/15/32	65,931
103,776(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2470, Class AF, 2.765% (1 Month USD LIBOR + 100 bps), 3/15/32	106,557
88,791(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2489, Class FA, 2.765% (1 Month USD LIBOR + 100 bps), 2/15/32	90,466
141,402(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2498, Class FL, 2.335% (1 Month USD LIBOR + 57 bps), 3/15/32	142,031
10,620	Federal Home Loan Mortgage Corp. REMICS, Series 2776, Class QP, 4.0%, 1/15/34	10,635
70,408(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2916, Class NF, 2.015% (1 Month USD LIBOR + 25 bps), 1/15/35	70,266
28,487(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3042, Class PF, 2.015% (1 Month USD LIBOR + 25 bps), 8/15/35	28,319
19,401(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3102, Class FG, 2.065% (1 Month USD LIBOR + 30 bps), 1/15/36	19,241
76,295(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3117, Class FE, 2.065% (1 Month USD LIBOR + 30 bps), 2/15/36	75,808
44,048(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3173, Class FC, 2.185% (1 Month USD LIBOR + 42 bps), 6/15/36	44,193
84,048(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3181, Class HF, 2.265% (1 Month USD LIBOR + 50 bps), 7/15/36	84,507
26,626(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3235, Class FX, 2.085% (1 Month USD LIBOR + 32 bps), 11/15/36	26,480
68,881(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class EF, 2.115% (1 Month USD LIBOR + 35 bps), 11/15/36	68,596
33,747(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class FB, 2.115% (1 Month USD LIBOR + 35 bps), 11/15/36	33,458
102,699(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3373, Class FB, 2.345% (1 Month USD LIBOR + 58 bps), 10/15/37	103,608
161,987(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3386, Class FB, 2.14% (1 Month USD LIBOR + 38 bps), 11/15/37	162,030
43,824	Federal Home Loan Mortgage Corp. REMICS, Series 3416, Class BJ, 4.0%, 2/15/23	44,487
83,973(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3610, Class FA, 2.465% (1 Month USD LIBOR + 70 bps), 12/15/39	85,211
646,961	Federal Home Loan Mortgage Corp. REMICS, Series 3614, Class QB, 4.0%, 12/15/24	668,921
434,479	Federal Home Loan Mortgage Corp. REMICS, Series 3693, Class BD, 3.0%, 7/15/25	441,856
31,356	Federal Home Loan Mortgage Corp. REMICS, Series 3706, Class C, 2.0%, 8/15/20	31,301
13,902	Federal Home Loan Mortgage Corp. REMICS, Series 3722, Class AK, 1.75%, 9/15/20	13,853
59,678(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3745, Class FB, 2.015% (1 Month USD LIBOR + 25 bps), 8/15/25	59,696
15,864	Federal Home Loan Mortgage Corp. REMICS, Series 3760, Class KH, 2.0%, 11/15/20	15,836
20,713(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3767, Class JF, 2.065%(1 Month USD LIBOR + 30 bps), 2/15/39	20,731
107,417	Federal Home Loan Mortgage Corp. REMICS, Series 3779, Class KJ, 2.75%, 11/15/25	108,604
33,446(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3784, Class F, 2.165% (1 Month USD LIBOR + 40 bps), 7/15/23	33,430
92,945(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3807, Class FM, 2.265% (1 Month USD LIBOR + 50 bps), 2/15/41	93,146
117,633(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3850, Class FC, 2.185% (1 Month USD LIBOR + 42 bps), 4/15/41	117,913
170,770(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3867, Class PF, 2.165% (1 Month USD LIBOR + 40 bps), 3/15/41	171,299
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
28,871(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3868, Class FA, 2.165% (1 Month USD LIBOR + 40 bps), 5/15/41	$28,539
32,374(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3914, Class LF, 1.965% (1 Month USD LIBOR + 20 bps), 8/15/26	32,429
58,657(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3919, Class AF, 2.115% (1 Month USD LIBOR + 35 bps), 3/15/30	58,749
866,224	Federal Home Loan Mortgage Corp. REMICS, Series 3937, Class PA, 4.0%, 8/15/39	894,255
74,107	Federal Home Loan Mortgage Corp. REMICS, Series 3953, Class CD, 3.0%, 1/15/30	74,751
43,370(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3960, Class FB, 2.065% (1 Month USD LIBOR + 30 bps), 2/15/30	43,399
66,351(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3970, Class GF, 2.065% (1 Month USD LIBOR + 30 bps), 9/15/26	66,558
192,271	Federal Home Loan Mortgage Corp. REMICS, Series 3976, Class A, 3.5%, 8/15/29	193,663
63,982(a)	Federal Home Loan Mortgage Corp. REMICS, Series 4002, Class YF, 2.315% (1 Month USD LIBOR + 55 bps), 2/15/42	64,465
87,685	Federal Home Loan Mortgage Corp. REMICS, Series 4016, Class AB, 2.0%, 9/15/25	87,586
300,669	Federal Home Loan Mortgage Corp. REMICS, Series 4018, Class AL, 2.0%, 3/15/27	300,239
126,353	Federal Home Loan Mortgage Corp. REMICS, Series 4366, Class VA, 3.0%, 12/15/25	129,702
785,175	Federal Home Loan Mortgage Corp. REMICS, Series 4444, Class CD, 3.0%, 8/15/39	794,961
45,063(a)	Federal Home Loan Mortgage Corp. Strips, Series 237, Class F14, 2.165% (1 Month USD LIBOR + 40 bps), 5/15/36	44,951
97,471(a)	Federal Home Loan Mortgage Corp. Strips, Series 239, Class F30, 2.065% (1 Month USD LIBOR + 30 bps), 8/15/36	96,723
38,608(a)	Federal Home Loan Mortgage Corp. Strips, Series 244, Class F22, 2.115% (1 Month USD LIBOR + 35 bps), 12/15/36	38,626
144,561(b)	Federal Home Loan Mortgage Corp. Whole Loan Securities Trust, Series 2015-SC02, Class M1, 3.669%, 9/25/45	144,411
16,632(a)	Federal National Mortgage Association REMICS, Series 1992-162, Class FB, 1.73% (5 Year CMT Index + -5 bps), 9/25/22	16,590
44,036(a)	Federal National Mortgage Association REMICS, Series 1994-40, Class FC, 2.208% (1 Month USD LIBOR + 50 bps), 3/25/24	44,424
35,668	Federal National Mortgage Association REMICS, Series 1999-25, Class Z, 6.0%, 6/25/29	39,793
45,181(a)	Federal National Mortgage Association REMICS, Series 2001-72, Class FB, 2.608% (1 Month USD LIBOR + 90 bps), 12/25/31	45,891
24,269(a)	Federal National Mortgage Association REMICS, Series 2001-81, Class FL, 2.413% (1 Month USD LIBOR + 65 bps), 1/18/32	24,530
155,411(a)	Federal National Mortgage Association REMICS, Series 2002-75, Class FD, 2.763% (1 Month USD LIBOR + 100 bps), 11/18/32	159,649
117,949(a)	Federal National Mortgage Association REMICS, Series 2002-77, Class WF, 2.163% (1 Month USD LIBOR + 40 bps), 12/18/32	116,180
31,437(a)	Federal National Mortgage Association REMICS, Series 2002-93, Class FH, 2.208% (1 Month USD LIBOR + 50 bps), 1/25/33	31,534
70,292(a)	Federal National Mortgage Association REMICS, Series 2003-8, Class FJ, 2.058% (1 Month USD LIBOR + 35 bps), 2/25/33	70,378
41,691(a)	Federal National Mortgage Association REMICS, Series 2003-42, Class JF, 2.208% (1 Month USD LIBOR + 50 bps), 5/25/33	41,823
138,549(a)	Federal National Mortgage Association REMICS, Series 2003-63, Class F1, 2.008% (1 Month USD LIBOR + 30 bps), 11/25/27	138,543
150,900(a)	Federal National Mortgage Association REMICS, Series 2004-14, Class F, 2.223% (1 Month USD LIBOR + 40 bps), 3/25/34	151,255
20,095(a)	Federal National Mortgage Association REMICS, Series 2004-25, Class FA, 2.108% (1 Month USD LIBOR + 40 bps), 4/25/34	20,140
64,091(a)	Federal National Mortgage Association REMICS, Series 2004-28, Class PF, 2.108% (1 Month USD LIBOR + 40 bps), 3/25/34	64,238
45,662(a)	Federal National Mortgage Association REMICS, Series 2004-52, Class FW, 2.108% (1 Month USD LIBOR + 40 bps), 7/25/34	45,793
140,042(a)	Federal National Mortgage Association REMICS, Series 2005-69, Class AF, 2.008% (1 Month USD LIBOR + 30 bps), 8/25/35	139,619
65,446(a)	Federal National Mortgage Association REMICS, Series 2005-83, Class KT, 2.008% (1 Month USD LIBOR + 30 bps), 10/25/35	65,032
69,631(a)	Federal National Mortgage Association REMICS, Series 2005-83, Class LF, 2.018% (1 Month USD LIBOR + 31 bps), 2/25/35	69,626
7,803(a)	Federal National Mortgage Association REMICS, Series 2005-120, Class UF, 2.058% (1 Month USD LIBOR + 35 bps), 3/25/35	7,806
33,080(a)	Federal National Mortgage Association REMICS, Series 2006-33, Class FH, 2.058% (1 Month USD LIBOR + 35 bps), 5/25/36	33,054
75,326(a)	Federal National Mortgage Association REMICS, Series 2006-42, Class CF, 2.158% (1 Month USD LIBOR + 45 bps), 6/25/36	75,327
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
96,111(a)	Federal National Mortgage Association REMICS, Series 2006-49, Class PF, 1.958% (1 Month USD LIBOR + 25 bps), 4/25/36	$95,239
56,049(a)	Federal National Mortgage Association REMICS, Series 2006-81, Class FA, 2.058% (1 Month USD LIBOR + 35 bps), 9/25/36	56,053
23,458(a)	Federal National Mortgage Association REMICS, Series 2006-82, Class F, 2.278% (1 Month USD LIBOR + 57 bps), 9/25/36	23,658
124,964(a)	Federal National Mortgage Association REMICS, Series 2006-93, Class FN, 2.108% (1 Month USD LIBOR + 40 bps), 10/25/36	125,141
33,341(a)	Federal National Mortgage Association REMICS, Series 2007-2, Class FT, 1.958% (1 Month USD LIBOR + 25 bps), 2/25/37	32,582
72,279(a)	Federal National Mortgage Association REMICS, Series 2007-7, Class FJ, 1.908% (1 Month USD LIBOR + 20 bps), 2/25/37	71,819
62,692(a)	Federal National Mortgage Association REMICS, Series 2007-9, Class FB, 2.058% (1 Month USD LIBOR + 35 bps), 3/25/37	62,414
18,467(a)	Federal National Mortgage Association REMICS, Series 2007-13, Class FA, 1.958% (1 Month USD LIBOR + 25 bps), 3/25/37	18,369
33,859(a)	Federal National Mortgage Association REMICS, Series 2007-14, Class F, 2.068% (1 Month USD LIBOR + 36 bps), 3/25/37	33,728
44,146(a)	Federal National Mortgage Association REMICS, Series 2007-24, Class FD, 1.958% (1 Month USD LIBOR + 25 bps), 3/25/37	43,777
43,830(a)	Federal National Mortgage Association REMICS, Series 2007-41, Class FA, 2.108% (1 Month USD LIBOR + 40 bps), 5/25/37	43,888
92,441(a)	Federal National Mortgage Association REMICS, Series 2007-50, Class FN, 1.948% (1 Month USD LIBOR + 24 bps), 6/25/37	91,579
98,534(a)	Federal National Mortgage Association REMICS, Series 2007-58, Class FV, 1.958% (1 Month USD LIBOR + 25 bps), 6/25/37	97,747
107,440(a)	Federal National Mortgage Association REMICS, Series 2007-86, Class FC, 2.278% (1 Month USD LIBOR + 57 bps), 9/25/37	106,703
114,050(a)	Federal National Mortgage Association REMICS, Series 2007-89, Class F, 2.288% (1 Month USD LIBOR + 58 bps), 9/25/37	114,653
28,906(a)	Federal National Mortgage Association REMICS, Series 2007-92, Class OF, 2.278% (1 Month USD LIBOR + 57 bps), 9/25/37	28,689
14,915(a)	Federal National Mortgage Association REMICS, Series 2007-110, Class FA, 2.328% (1 Month USD LIBOR + 62 bps), 12/25/37	15,010
82,980(a)	Federal National Mortgage Association REMICS, Series 2008-53, Class FM, 2.608% (1 Month USD LIBOR + 90 bps), 7/25/38	84,870
59,366(a)	Federal National Mortgage Association REMICS, Series 2008-88, Class FA, 2.928% (1 Month USD LIBOR + 122 bps), 10/25/38	60,708
132,457(a)	Federal National Mortgage Association REMICS, Series 2009-103, Class FM, 2.408% (1 Month USD LIBOR + 70 bps), 11/25/39	133,528
11,287	Federal National Mortgage Association REMICS, Series 2010-13, Class WD, 4.25%, 3/25/25	11,343
1,148	Federal National Mortgage Association REMICS, Series 2010-17, Class DE, 3.5%, 6/25/21	1,145
14,365(a)	Federal National Mortgage Association REMICS, Series 2010-43, Class FE, 2.258% (1 Month USD LIBOR + 55 bps), 9/25/39	14,355
6,209	Federal National Mortgage Association REMICS, Series 2010-43, Class KG, 3.0%, 1/25/21	6,213
38,881	Federal National Mortgage Association REMICS, Series 2010-54, Class LC, 3.0%, 4/25/40	39,868
72,232(a)	Federal National Mortgage Association REMICS, Series 2011-19, Class FM, 2.258% (1 Month USD LIBOR + 55 bps), 5/25/40	72,592
325	Federal National Mortgage Association REMICS, Series 2011-23, Class AB, 2.75%, 6/25/20	325
2,297	Federal National Mortgage Association REMICS, Series 2011-67, Class EA, 4.0%, 7/25/21	2,296
50,777	Federal National Mortgage Association REMICS, Series 2012-58, Class LC, 3.5%, 10/25/39	51,614
176,694	Federal National Mortgage Association REMICS, Series 2012-67, Class HG, 1.5%, 4/25/27	175,336
350,774(a)	Federal National Mortgage Association Trust, Series 2005-W3, Class 2AF, 1.928% (1 Month USD LIBOR + 22 bps), 3/25/45	349,433
100,936(b)	Federal National Mortgage Association Trust, Series 2005-W3, Class 3A, 4.191%, 4/25/45	106,322
100,747(b)	Federal National Mortgage Association Trust, Series 2005-W4, Class 3A, 4.309%, 6/25/45	106,582
240,069(a)	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, 1.968% (1 Month USD LIBOR + 26 bps), 11/25/46	236,549
1,402,999(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 4.308% (1 Month USD LIBOR + 260 bps), 5/25/24	1,460,550
2,041,821(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2014-C03, Class 2M2, 4.608% (1 Month USD LIBOR + 290 bps), 7/25/24	2,124,691
23,814(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2017-C05, Class 1M1, 2.258% (1 Month USD LIBOR + 55 bps), 1/25/30	23,811
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
1,297,959(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2017-C05, Class 1M2A, 3.908% (1 Month USD LIBOR + 220 bps), 1/25/30	$1,310,600
1,590,000(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2017-C05, Class 1M2B, 3.908% (1 Month USD LIBOR + 220 bps), 1/25/30	1,618,198
1,500,000(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2017-C07, Class 1M2A, 4.108% (1 Month USD LIBOR + 240 bps), 5/25/30	1,534,893
81,646(b)	FirstKey Mortgage Trust, Series 2014-1, Class A2, 3.0%, 11/25/44 (144A)	81,690
2,800,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, 4.095%, 12/10/36 (144A)	2,851,020
2,200,000(a)	Freddie Mac STACR Trust, Series 2019-HRP1, Class M2, 3.108% (1 Month USD LIBOR + 140 bps), 2/25/49 (144A)	2,200,615
190,068(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M2, 4.608% (1 Month USD LIBOR + 290 bps), 7/25/28	190,965
101,183(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA1, Class M1, 2.908% (1 Month USD LIBOR + 120 bps), 8/25/29	101,317
1,911,372(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2, 4.158% (1 Month USD LIBOR + 245 bps), 12/25/42	1,928,429
550,520(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2D, 2.958% (1 Month USD LIBOR + 125 bps), 12/25/42	546,698
674,260(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI1, Class M1, 3.738%, 2/25/48 (144A)	678,274
1,128,161(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI2, Class M1, 3.814%, 5/25/48 (144A)	1,131,094
468,407(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI3, Class M1, 4.156%, 8/25/48 (144A)	470,886
504,163(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI4, Class M1, 4.459%, 11/25/48 (144A)	505,258
1,000,000(b)	FREMF Mortgage Trust, Series 2010-K6, Class B, 5.55%, 12/25/46 (144A)	1,001,304
346,000(b)	FREMF Mortgage Trust, Series 2012-K17, Class B, 4.478%, 12/25/44 (144A)	359,119
624,995(b)	FREMF Mortgage Trust, Series 2013-K712, Class B, 3.281%, 5/25/45 (144A)	624,055
650,000(b)	FREMF Mortgage Trust, Series 2014-K716, Class B, 4.079%, 8/25/47 (144A)	665,363
297,042(a)	FREMF Mortgage Trust, Series 2014-KF04, Class B, 5.035% (1 Month USD LIBOR + 325 bps), 6/25/21 (144A)	297,788
269,011(a)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 5.785% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	273,116
626,245(a)	FREMF Mortgage Trust, Series 2014-KS02, Class B, 6.785% (1 Month USD LIBOR + 500 bps), 8/25/23 (144A)	633,753
1,500,000(b)	FREMF Mortgage Trust, Series 2015-K720, Class C, 3.507%, 7/25/22 (144A)	1,510,634
326,517(a)	FREMF Mortgage Trust, Series 2018-KI01, Class B, 4.235% (1 Month USD LIBOR + 245 bps), 9/25/22 (144A)	328,079
2,315,747(b)	FWDSecuritization Trust, Series 2019-INV1, Class A2, 3.01%, 6/25/49 (144A)	2,324,518
1,000,000(b)	GCAT LLC, Series 2019-NQM1, Class M1, 3.849%, 2/25/59 (144A)	1,005,426
109,821(a)	Government National Mortgage Association, Series 2005-3, Class FC, 2.013% (1 Month USD LIBOR + 25 bps), 1/16/35	109,519
106,785(a)	Government National Mortgage Association, Series 2005-16, Class FA, 1.974% (1 Month USD LIBOR + 25 bps), 2/20/35	106,092
71,818(a)	Government National Mortgage Association, Series 2008-9, Class FA, 2.224% (1 Month USD LIBOR + 50 bps), 2/20/38	72,247
218,593	Government National Mortgage Association, Series 2010-67, Class MA, 4.0%, 5/16/25	225,466
21,730	Government National Mortgage Association, Series 2011-44, Class PG, 3.5%, 5/20/39	21,749
265,153	Government National Mortgage Association, Series 2011-150, Class M, 3.0%, 8/16/26	270,883
300,637	Government National Mortgage Association, Series 2012-17, Class KH, 3.0%, 7/20/39	303,760
71,228	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	72,104
147,404(a)	Government National Mortgage Association, Series 2013-51, Class JF, 2.024% (1 Month USD LIBOR + 30 bps), 8/20/40	146,982
170,426	Government National Mortgage Association, Series 2013-168, Class CE, 2.5%, 11/16/28	172,171
1,373,060	Government National Mortgage Association, Series 2014-28, Class A, 2.0%, 1/16/46	1,365,417
493,037	Government National Mortgage Association, Series 2014-51, Class CK, 2.5%, 7/16/26	499,550
1,183,234(a)	Government National Mortgage Association, Series 2017-4, Class FC, 2.131% (1 Month USD LIBOR + 35 bps), 1/20/47	1,186,668
704,113	Government National Mortgage Association, Series 2018-20, Class A, 2.5%, 9/16/49	705,281
1,000,000(a)	Great Wolf Trust, Series 2017-WOLF, Class C, 3.085% (1 Month USD LIBOR + 132 bps), 9/15/34 (144A)	999,978
500,000(b)	GS Mortgage Securities Corp. Trust, Series 2016-RENT, Class C, 4.202%, 2/10/29 (144A)	505,319
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
1,100,000(a)	GS Mortgage Securities Corp. Trust, Series 2017-500K, Class B, 2.665% (1 Month USD LIBOR + 90 bps), 7/15/32 (144A)	$1,098,626
500,000(a)	GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class B, 2.865% (1 Month USD LIBOR + 110 bps), 7/15/32 (144A)	500,400
1,200,000(a)	GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 2.665% (1 Month USD LIBOR + 90 bps), 7/15/31 (144A)	1,195,508
1,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-70P, Class D, 3.515% (1 Month USD LIBOR + 175 bps), 10/15/36 (144A)	1,000,062
600,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-SMP, Class D, 3.715% (1 Month USD LIBOR + 195 bps), 8/15/32 (144A)	601,131
500,000(a)	GS Mortgage Securities Trust, Series 2018-HART, Class C, 3.465% (1 Month USD LIBOR + 170 bps), 10/15/31 (144A)	500,681
2,224,305	GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A, 3.75%, 10/25/57 (144A)	2,313,518
1,539,972(a)	Home Re, Ltd., Series 2018-1, Class M1, 3.308% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)	1,540,464
1,308,745(a)	Home Re, Ltd., Series 2019-1, Class M1, 3.358% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	1,309,828
380,505(a)	HomeBanc Mortgage Trust, Series 2005-3, Class A1, 1.948% (1 Month USD LIBOR + 24 bps), 7/25/35	380,634
1,923,020(b)	Homeward Opportunities Fund I Trust, Series 2018-2, Class A1, 3.985%, 11/25/58 (144A)	1,957,135
2,500,000(b)	Homeward Opportunities Fund I Trust, Series 2019-3, Class M1, 3.518%, 11/25/59 (144A)	2,499,995
940,046(a)	HPLY Trust, Series 2019-HIT, Class C, 3.365% (1 Month USD LIBOR + 160 bps), 11/15/36 (144A)	939,460
1,000,000(a)	IMT Trust, Series 2017-APTS, Class BFL, 2.715% (1 Month USD LIBOR + 95 bps), 6/15/34 (144A)	998,121
30,422(b)	IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 6A1, 4.455%, 10/25/34	30,288
375,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class B, 2.865% (1 Month USD LIBOR + 110 bps), 10/15/32 (144A)	374,088
750,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class B, 2.925% (1 Month USD LIBOR + 116 bps), 6/15/35 (144A)	749,757
250,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 4.365% (1 Month USD LIBOR + 260 bps), 9/15/29 (144A)	249,999
900,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 3.925% (1 Month USD LIBOR + 216 bps), 7/15/36 (144A)	901,127
810,153(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 2.573% (1 Month USD LIBOR + 75 bps), 4/25/46 (144A)	809,614
388,270(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 2.208% (1 Month USD LIBOR + 50 bps), 5/25/33 (144A)	385,245
1,057,763(b)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B1, 2.724%, 5/25/33 (144A)	1,035,561
400,000(a)	KNDL Mortgage Trust, Series 2019-KNSQ, Class D, 3.115% (1 Month USD LIBOR + 135 bps), 5/15/36 (144A)	399,749
423,327(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2007-1GA, Class A, 4.5% (Panamanian Mortgage Reference Rate + -125 bps), 12/23/36 (144A)	433,910
2,930(b)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 4.189%, 1/25/29	2,977
146,906(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 2.348% (1 Month USD LIBOR + 64 bps), 1/25/29	147,792
34,535(a)	Merrill Lynch Mortgage Investors Trust, Series 2004-G, Class A2, 2.82% (6 Month USD LIBOR + 60 bps), 1/25/30	34,190
2,103,372(a)	MMFL Re-REMIC Trust, Series 2019-1, Class A, 3.223% (1 Month USD LIBOR + 140 bps), 1/28/24 (144A)	2,098,258
333,095(b)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	336,889
500,000(a)	Morgan Stanley Capital I Trust, Series 2017-CLS, Class C, 2.765% (1 Month USD LIBOR + 100 bps), 11/15/34 (144A)	499,999
1,000,000(a)	Morgan Stanley Capital I Trust, Series 2018-BOP, Class C, 3.265% (1 Month USD LIBOR + 150 bps), 8/15/33 (144A)	999,998
850,000(a)	Morgan Stanley Capital I Trust, Series 2019-AGLN, Class E, 3.815% (1 Month USD LIBOR + 205 bps), 3/15/34 (144A)	850,528
350,000(a)	Morgan Stanley Capital I Trust, Series 2019-BPR, Class B, 3.865% (1 Month USD LIBOR + 210 bps), 5/15/36 (144A)	349,990
6,185(a)	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1, 1.988% (1 Month USD LIBOR + 28 bps), 11/25/35	6,184
1,127,174(a)	Motel 6 Trust, Series 2017-MTL6, Class C, 3.165% (1 Month USD LIBOR + 140 bps), 8/15/34 (144A)	1,126,461
426,222(a)	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class MCR1, 4.264% (1 Month USD LIBOR + 235 bps), 6/15/35 (144A)	425,496
103,947(a)	NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A, 2.301% (1 Month USD LIBOR + 53 bps), 3/9/21	103,877
1,602,889(a)	New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 2.458% (1 Month USD LIBOR + 75 bps), 1/25/48 (144A)	1,598,283
1,928,330(b)	New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75%, 12/25/57 (144A)	2,029,045
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
1,000,000(b)	New Residential Mortgage Loan Trust, Series 2018-NQM1, Class M1, 4.621%, 11/25/48 (144A)	$1,018,656
1,140,229(b)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	1,138,742
251,874(b)	Oaks Mortgage Trust, Series 2015-1, Class A9, 3.0%, 4/25/46 (144A)	251,281
1,401,443(a)	Oaktown Re II, Ltd., Series 2018-1A, Class M1, 3.258% (1 Month USD LIBOR + 155 bps), 7/25/28 (144A)	1,401,748
1,350,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class B1A, 5.208% (1 Month USD LIBOR + 350 bps), 7/25/29 (144A)	1,356,758
500,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class M1B, 3.658% (1 Month USD LIBOR + 195 bps), 7/25/29 (144A)	499,068
280,538(a)	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-4, Class 1A2, 2.098% (1 Month USD LIBOR + 39 bps), 11/25/35	282,070
46,532(a)	Pepper Residential Securities Trust No. 18, Series 18A, Class A1UA, 2.709% (1 Month USD LIBOR + 95 bps), 3/12/47 (144A)	46,532
1,210,083(a)	Radnor Re, Ltd., Series 2018-1, Class M1, 3.108% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	1,210,082
1,780,000(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 3.658% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	1,777,880
2,750,000(a)	Radnor Re, Ltd., Series 2019-2, Class M1B, 3.458% (1 Month USD LIBOR + 175 bps), 6/25/29 (144A)	2,749,997
1,194(a)	RALI Trust, Series 2002-QS16, Class A2, 2.258% (1 Month USD LIBOR + 55 bps), 10/25/17	1,231
222	RALI Trust, Series 2003-QS14, Class A1, 5.0%, 7/25/18	216
495,687(a)	RESI Finance LP, Series 2003-CB1, Class B3, 3.209% (1 Month USD LIBOR + 145 bps), 6/10/35 (144A)	457,881
121,652(a)	Resimac Premier, Series 2017-1A, Class A1A, 2.709% (1 Month USD LIBOR + 95 bps), 9/11/48 (144A)	121,559
500,000(b)	RMF Buyout Issuance Trust, Series 2019-1, Class M2, 2.872%, 7/25/29 (144A)	501,000
500,000(b)	RMF Buyout Issuance Trust, Series 2019-1, Class M4, 4.23%, 7/25/29 (144A)	501,025
2,155,470(b)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	2,134,172
73,448(b)	Sequoia Mortgage Trust, Series 2013-8, Class A1, 3.0%, 6/25/43	74,010
993,442(a)	STACR Trust, Series 2018-HRP1, Class M2, 3.358% (1 Month USD LIBOR + 165 bps), 4/25/43 (144A)	996,720
2,185,000(a)	STACR Trust, Series 2018-HRP2, Class M3, 4.108% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	2,230,505
2,231,266(b)	Starwood Mortgage Residential Trust, Series 2018-IMC2, Class A1, 4.121%, 10/25/48 (144A)	2,270,841
871,494(a)	Stonemont Portfolio Trust, Series 2017-MONT, Class B, 2.824% (1 Month USD LIBOR + 110 bps), 8/20/30 (144A)	870,666
29,356(a)	Structured Asset Mortgage Investments II Trust, Series 2005-F1, Class FA, 2.323% (1 Month USD LIBOR + 50 bps), 8/26/35	29,290
276,117(b)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	273,300
327,773(b)	Sutherland Commercial Mortgage Loans, Series 2018-SBC7, Class A, 4.72%, 5/25/39 (144A)	330,230
405,040(a)	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class C, 3.12% (1 Month USD LIBOR + 135 bps), 11/11/34 (144A)	404,920
1,162,000(b)	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class C, 5.198%, 8/10/49 (144A)	1,226,030
1,600,000(b)	Verus Securitization Trust, Series 2019-4, Class M1, 3.207%, 11/25/59 (144A)	1,600,079
1,500,000(b)	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.279%, 11/25/59 (144A)	1,499,965
2,000,000(b)	Visio Trust, Series 2019-2, Class M1, 3.26%, 11/25/54 (144A)	2,026,620
1,000,000(a)	VMC Finance LLC, Series 2018-FL2, Class B, 3.113% (1 Month USD LIBOR + 135 bps), 10/15/35 (144A)	999,374
565,662(b)	WaMu Commercial Mortgage Securities Trust, Series 2006-SL1, Class C, 3.846%, 11/23/43 (144A)	568,880
1,400,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 2.965% (1 Month USD LIBOR + 120 bps), 12/15/34 (144A)	1,396,942
399,584(b)	WinWater Mortgage Loan Trust, Series 2015-2, Class A5, 3.0%, 2/20/45 (144A)	398,706
2,000,000(a)	XCAL Mortgage Trust, Series 2019-1, Class A, 4.4% (1 Month USD LIBOR + 225 bps), 11/6/21 (144A)	2,000,000
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $170,144,213)	$170,283,217
	CORPORATE BONDS - 24.2% of Net Assets
	Aerospace & Defense - 0.6%
510,000	Boeing Co., 2.3%, 8/1/21	$512,622
125,000	Boeing Co., 2.7%, 5/1/22	127,147
680,000	Boeing Co., 2.8%, 3/1/23	693,913
970,000	Rockwell Collins, Inc., 2.8%, 3/15/22	985,883
1,130,000	Rockwell Collins, Inc., 3.1%, 11/15/21	1,148,759
	Total Aerospace & Defense	$3,468,324
Principal Amount USD ($)		Value
	Agriculture - 0.2%
1,000,000	BAT Capital Corp., 2.789%, 9/6/24	$1,001,542
	Total Agriculture	$1,001,542
	Auto Manufacturers - 1.0%
500,000	American Honda Finance Corp., 2.2%, 6/27/22	$503,575
460,000	American Honda Finance Corp., 2.6%, 11/16/22	467,953
585,000	American Honda Finance Corp., 3.55%, 1/12/24	616,949
700,000	BMW US Capital LLC, 3.25%, 8/14/20 (144A)	706,111
1,425,000	General Motors Financial Co., Inc., 3.25%, 1/5/23	1,448,175
1,400,000	Hyundai Capital America, 2.85%, 11/1/22 (144A)	1,411,057
750,000	Hyundai Capital America, 3.0%, 6/20/22 (144A)	757,036
500,000	PACCAR Financial Corp., 3.1%, 5/10/21	508,312
	Total Auto Manufacturers	$6,419,168
	Banks - 8.6%
750,000	ABN AMRO Bank NV, 2.65%, 1/19/21 (144A)	$754,706
635,000	Bank of America Corp., 2.625%, 4/19/21	640,758
1,465,000	Bank of America Corp., 5.7%, 1/24/22	1,579,217
255,000(a)	Bank of Montreal, 2.559% (3 Month USD LIBOR + 44 bps), 6/15/20	255,536
525,000	Bank of Montreal, 3.3%, 2/5/24	545,897
540,000	Bank of Nova Scotia, 2.0%, 11/15/22	539,291
470,000	Bank of Nova Scotia, 2.45%, 3/22/21	473,380
675,000	Bank of Nova Scotia, 3.4%, 2/11/24	705,469
1,150,000	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/22 (144A)	1,148,121
1,160,000	Banque Federative du Credit Mutuel SA, 3.75%, 7/20/23 (144A)	1,216,884
1,335,000(b)	Barclays Plc, 4.61% (3 Month USD LIBOR + 140 bps), 2/15/23	1,392,197
1,150,000	BB&T Corp., 3.75%, 12/6/23	1,214,984
2,050,000	BNP Paribas SA, 3.5%, 3/1/23 (144A)	2,122,460
762,000	BPCE SA, 2.65%, 2/3/21	767,041
485,000	BPCE SA, 3.0%, 5/22/22 (144A)	492,623
715,000	Canadian Imperial Bank of Commerce, 2.7%, 2/2/21	721,382
475,000	Citibank NA, 3.4%, 7/23/21	484,928
565,000	Citigroup, Inc., 2.9%, 12/8/21	573,493
765,000(b)	Citigroup, Inc., 3.352% (3 Month USD LIBOR + 90 bps), 4/24/25	793,051
250,000	Citizens Bank NA, 2.2%, 5/26/20	250,180
1,165,000	Citizens Bank NA, 3.25%, 2/14/22	1,192,485
750,000	Cooperatieve Rabobank UA, 2.625%, 7/22/24 (144A)	758,508
328,000	Cooperatieve Rabobank UA, 3.125%, 4/26/21	333,203
470,000	Cooperatieve Rabobank UA, 4.5%, 1/11/21	482,892
475,000(b)	Credit Suisse Group AG, 2.997% (3 Month USD LIBOR + 120 bps), 12/14/23 (144A)	481,882
1,585,000	Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 6/9/23	1,656,603
290,000(b)	Danske Bank, 3.001% (3 Month USD LIBOR + 125 bps), 9/20/22 (144A)	292,010
2,060,000	DNB Bank ASA, 2.15%, 12/2/22 (144A)	2,057,499
1,300,000	Federation des Caisses Desjardins du Quebec, 2.25%, 10/30/20 (144A)	1,303,130
660,000	Fifth Third Bancorp, 3.5%, 3/15/22	679,861
675,000	Fifth Third Bancorp, 3.65%, 1/25/24	710,717
1,575,000	Goldman Sachs Group, Inc., 3.625%, 2/20/24	1,650,936
1,250,000(b)	HSBC Holdings PLC, 2.633% (3 Month USD LIBOR + 114 bps), 11/7/25	1,245,908
500,000	Huntington National Bank, 3.25%, 5/14/21	508,256
440,000	ING Groep NV, 3.15%, 3/29/22	449,983
735,000	Lloyds Bank Plc, 3.3%, 5/7/21	747,123
1,010,000	Lloyds Banking Group Plc, 3.0%, 1/11/22	1,023,871
850,000(b)	Lloyds Banking Group PLC, 2.858% (3 Month USD LIBOR + 125 bps), 3/17/23	858,519
445,000	Manufacturers & Traders Trust Co., 2.625%, 1/25/21	448,143
465,000	Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/1/21	470,153
710,000	Mitsubishi UFJ Financial Group, Inc., 3.535%, 7/26/21	726,496
1,375,000	Mizuho Financial Group, Inc., 2.953%, 2/28/22	1,398,347
440,000	Morgan Stanley, 5.75%, 1/25/21	458,363
1,330,000	Nordea Bank Abp, 3.75%, 8/30/23 (144A)	1,387,883
1,750,000	PNC Bank NA, 3.5%, 6/8/23	1,829,484
560,000	Royal Bank of Canada, 2.25%, 11/1/24	558,663
1,165,000	Royal Bank of Canada, 3.7%, 10/5/23	1,228,949
450,000(b)	State Street Corp., 2.653% (3 Month USD LIBOR + 64 bps), 5/15/23	456,637
550,000(a)	State Street Corp., 2.804% (3 Month USD LIBOR + 90 bps), 8/18/20	553,075
975,000	Sumitomo Mitsui Banking Corp., 3.95%, 1/12/22 (144A)	1,011,890
465,000	Sumitomo Mitsui Financial Group, Inc., 2.058%, 7/14/21	465,388
750,000(b)	SunTrust Bank, 2.59% (3 Month USD LIBOR + 30 bps), 1/29/21	750,541
480,000	SunTrust Bank, 2.75%, 5/1/23	488,130
735,000	Svenska Handelsbanken AB, 3.9%, 11/20/23	784,450
530,000	Toronto-Dominion Bank, 1.9%, 12/1/22	528,091
440,000	Toronto-Dominion Bank, 3.25%, 6/11/21	449,232
670,000	Toronto-Dominion Bank, 3.25%, 3/11/24	699,004
500,000	UBS AG, 7.625%, 8/17/22	564,105
1,365,000	UBS Group AG, 3.491%, 5/23/23 (144A)	1,402,279
1,895,000	Wells Fargo & Co., 3.75%, 1/24/24	2,002,226
	Total Banks	$51,766,513
	Beverages - 0.2%
500,000	Constellation Brands, Inc., 2.25%, 11/6/20	$500,871
Principal Amount USD ($)		Value
	Beverages - (continued)
610,000	Suntory Holdings, Ltd., 2.25%, 10/16/24 (144A)	$606,333
	Total Beverages	$1,107,204
	Biotechnology - 0.3%
475,000	Biogen, Inc., 2.9%, 9/15/20	$477,710
970,000	Biogen, Inc., 3.625%, 9/15/22	1,009,630
	Total Biotechnology	$1,487,340
	Chemicals - 0.2%
1,365,000	DuPont de Nemours, Inc., 4.205%, 11/15/23	$1,458,693
	Total Chemicals	$1,458,693
	Commercial Services - 0.2%
645,000	Moody’s Corp., 2.75%, 12/15/21	$654,035
480,000	Moody’s Corp., 3.25%, 6/7/21	488,593
	Total Commercial Services	$1,142,628
	Diversified Financial Services - 1.5%
990,000	AIG Global Funding, 2.3%, 7/1/22 (144A)	$994,069
975,000	AIG Global Funding, 2.7%, 12/15/21 (144A)	986,263
590,000	American Express Co., 3.7%, 8/3/23	620,267
465,000	American Express Credit Corp., 2.7%, 3/3/22	472,387
205,000	Ameriprise Financial, Inc., 3.0%, 3/22/22	209,322
2,800,000	Capital One Bank USA NA, 3.375%, 2/15/23	2,884,874
730,000	TD Ameritrade Holding Corp., 2.95%, 4/1/22	745,094
455,000	Visa, Inc., 2.8%, 12/14/22	467,081
1,450,000	Western Union Co., 2.85%, 1/10/25	1,447,210
	Total Diversified Financial Services	$8,826,567
	Electric - 2.0%
1,030,000	American Electric Power Co., Inc., 2.15%, 11/13/20	$1,031,564
450,000	CenterPoint Energy, Inc., 3.6%, 11/1/21	464,559
675,000	Consolidated Edison, Inc., 2.0%, 5/15/21	675,307
520,000	Dominion Energy, Inc., 2.579%, 7/1/20	521,247
750,000(c)	Dominion Energy, Inc., 2.715%, 8/15/21	754,825
210,000	Duke Energy Corp., 3.05%, 8/15/22	214,942
540,000	Enel Finance International NV, 2.75%, 4/6/23 (144A)	542,896
1,520,000	Eversource Energy, 2.9%, 10/1/24	1,555,478
875,000	LG&E & KU Energy LLC, 4.375%, 10/1/21	903,756
700,000	NextEra Energy Capital Holdings, Inc., 2.9%, 4/1/22	712,826
700,000	NextEra Energy Capital Holdings, Inc., 3.342%, 9/1/20	706,442
376,000	PNM Resources, Inc., 3.25%, 3/9/21	380,706
1,000,000	Vistra Operations Co. LLC, 3.55%, 7/15/24 (144A)	1,008,995
980,000	WEC Energy Group, Inc., 3.1%, 3/8/22	1,000,264
485,000	WEC Energy Group, Inc., 3.375%, 6/15/21	494,565
440,000	Wisconsin Public Service Corp., 3.35%, 11/21/21	451,603
	Total Electric	$11,419,975
	Electronics - 0.6%
780,000	Amphenol Corp., 2.2%, 4/1/20	$780,392
765,000	Amphenol Corp., 3.125%, 9/15/21	775,654
645,000	Flex, Ltd., 5.0%, 2/15/23	687,870
750,000	Honeywell International, Inc., 2.15%, 8/8/22	754,965
875,000	Keysight Technologies, Inc., 4.55%, 10/30/24	952,188
	Total Electronics	$3,951,069
	Food - 0.4%
1,257,000	Conagra Brands, Inc., 4.3%, 5/1/24	$1,348,701
1,075,000	Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)	1,074,941
	Total Food	$2,423,642
	Gas - 0.1%
665,000	Dominion Energy Gas Holdings LLC, 2.5%, 11/15/24	$666,491
	Total Gas	$666,491
	Hand & Machine Tools - 0.1%
660,000	Stanley Black & Decker, Inc., 2.9%, 11/1/22	$677,486
	Total Hand & Machine Tools	$677,486
	Healthcare-Products - 0.5%
500,000	Becton Dickinson & Co., 2.404%, 6/5/20	$500,888
333,000(a)	Becton Dickinson & Co., 2.979% (3 Month USD LIBOR + 88 bps), 12/29/20	333,206
500,000	Becton Dickinson & Co., 3.125%, 11/8/21	508,874
1,270,000(a)	Medtronic, Inc., 2.919% (3 Month USD LIBOR + 80 bps), 3/15/20	1,273,107
	Total Healthcare-Products	$2,616,075
	Healthcare-Services - 0.2%
1,180,000	UnitedHealth Group, Inc., 3.5%, 6/15/23	$1,235,301
	Total Healthcare-Services	$1,235,301
	Home Builders - 0.2%
909,000	DR Horton, Inc., 2.55%, 12/1/20	$911,756
	Total Home Builders	$911,756
	Insurance - 1.8%
3(a)	Ambac LSNI LLC, 7.104% (3 Month USD LIBOR + 500 bps), 2/12/23 (144A)	$3
450,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23 (144A)	478,445
980,000	Liberty Mutual Group, Inc., 5.0%, 6/1/21 (144A)	1,013,146
Principal Amount USD ($)		Value
	Insurance - (continued)
1,035,000	Metropolitan Life Global Funding I, 3.375%, 1/11/22 (144A)	$1,064,640
750,000	New York Life Global Funding, 2.25%, 7/12/22 (144A)	755,122
1,035,000	New York Life Global Funding, 2.95%, 1/28/21 (144A)	1,047,428
700,000	Pricoa Global Funding I, 2.2%, 6/3/21 (144A)	701,473
530,000	Pricoa Global Funding I, 2.4%, 9/23/24 (144A)	534,989
887,000	Principal Financial Group, Inc., 3.125%, 5/15/23	911,910
575,000	Principal Life Global Funding II, 2.25%, 11/21/24 (144A)	575,547
485,000	Principal Life Global Funding II, 2.625%, 11/19/20 (144A)	487,892
600,000	Protective Life Global Funding, 2.161%, 9/25/20 (144A)	601,030
525,000	Protective Life Global Funding, 2.615%, 8/22/22 (144A)	530,697
455,000	Protective Life Global Funding, 3.104%, 4/15/24 (144A)	469,850
565,000	Prudential Financial, Inc., 5.375%, 6/21/20	575,273
	Total Insurance	$9,747,445
	Internet - 0.2%
675,000	Booking Holdings, Inc., 2.75%, 3/15/23	$688,386
655,000	Expedia Group, Inc., 4.5%, 8/15/24	706,350
	Total Internet	$1,394,736
	Machinery-Constructions & Mining - 0.2%
230,000	Caterpillar Financial Services Corp., 1.9%, 9/6/22	$230,136
520,000	Caterpillar Financial Services Corp., 2.9%, 3/15/21	526,422
500,000	Caterpillar Financial Services Corp., 2.95%, 5/15/20	502,552
	Total Machinery-Constructions & Mining	$1,259,110
	Machinery-Diversified - 0.2%
670,000	John Deere Capital Corp., 2.95%, 4/1/22	$685,510
450,000	John Deere Capital Corp., 3.2%, 1/10/22	461,877
	Total Machinery-Diversified	$1,147,387
	Miscellaneous Manufacturers - 0.1%
525,000	Ingersoll-Rand Global Holding Co., Ltd., 2.9%, 2/21/21	$528,769
	Total Miscellaneous Manufacturers	$528,769
	Oil & Gas - 0.5%
925,000	BP Capital Markets America, Inc., 3.79%, 2/6/24	$982,210
705,000	EQT Corp., 3.0%, 10/1/22	679,304
525,000(a)	Phillips 66, 2.517% (3 Month USD LIBOR + 60 bps), 2/26/21	525,002
750,000	Total Capital International SA, 2.218%, 7/12/21	753,875
	Total Oil & Gas	$2,940,391
	Pharmaceuticals - 1.1%
2,925,000	AbbVie, Inc., 2.6%, 11/21/24 (144A)	$2,940,470
955,000	Bayer US Finance II LLC, 3.5%, 6/25/21 (144A)	970,754
640,000	CVS Health Corp., 3.35%, 3/9/21	650,260
460,000	Perrigo Finance Unlimited Co., 3.5%, 12/15/21	463,510
350,000	Takeda Pharmaceutical Co., Ltd., 4.0%, 11/26/21 (144A)	361,715
665,000	Zoetis, Inc., 3.25%, 8/20/21	677,452
	Total Pharmaceuticals	$6,064,161
	Pipelines - 1.0%
1,430,000	Enbridge, Inc., 2.5%, 1/15/25	$1,431,743
450,000	Kinder Morgan Energy Partners LP, 5.0%, 10/1/21	469,230
805,000	Kinder Morgan Energy Partners LP, 6.5%, 4/1/20	816,288
1,145,000	Midwest Connector Capital Co. LLC, 3.9%, 4/1/24 (144A)	1,196,005
1,000,000(a)	MPLX LP, 3.202% (3 Month USD LIBOR + 110 bps), 9/9/22	1,003,540
1,000,000	Phillips 66 Partners LP, 2.45%, 12/15/24	993,809
	Total Pipelines	$5,910,615
	REITs - 0.5%
1,400,000	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	$1,471,235
915,000	Boston Properties LP, 3.125%, 9/1/23	942,651
490,000	Highwoods Realty LP, 3.625%, 1/15/23	506,772
	Total REITs	$2,920,658
	Retail - 0.5%
1,475,000	Alimentation Couche-Tard, Inc., 2.7%, 7/26/22 (144A)	$1,489,150
460,000	Walmart, Inc., 2.35%, 12/15/22	466,341
705,000	Walmart, Inc., 2.85%, 7/8/24	730,958
	Total Retail	$2,686,449
	Semiconductors - 0.3%
560,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 2.2%, 1/15/21	$559,222
560,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 2.65%, 1/15/23	560,753
800,000	Broadcom, Inc., 3.125%, 10/15/22 (144A)	813,690
	Total Semiconductors	$1,933,665
	Software - 0.0%†
115,000	Fiserv, Inc., 3.8%, 10/1/23	$121,391
	Total Software	$121,391
	Telecommunications - 0.6%
840,000	AT&T, Inc., 3.8%, 3/15/22	$871,691
570,000(a)	Deutsche Telekom International Finance BV, 2.582% (3 Month USD LIBOR + 58 bps), 1/17/20 (144A)	570,342
2,490,000	Vodafone Group PLC, 3.75%, 1/16/24	2,625,562
	Total Telecommunications	$4,067,595
Principal Amount USD ($)		Value
	Transportation - 0.1%
485,000	Union Pacific Corp., 3.2%, 6/8/21	$493,804
	Total Transportation	$493,804
	Trucking & Leasing - 0.2%
895,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 2/1/22 (144A)	$913,703
790,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/1/23 (144A)	834,965
	Total Trucking & Leasing	$1,748,668
	TOTAL CORPORATE BONDS
	(Cost $141,717,911)	$143,544,618
	INSURANCE-LINKED SECURITIES - 3.2% of Net Assets (e)
	Event-Linked Bonds - 2.4%
	Earthquakes - California - 0.2%
650,000(a)	Ursa Re, 5.072% (3 Month U.S. Treasury Bill + 350 bps), 5/27/20 (144A)	$641,160
250,000(a)	Ursa Re, 5.652% (3 Month USD LIBOR + 400 bps), 12/10/20 (144A)	248,300
250,000(a)	Ursa Re, Ltd., 7.322% (3 Month U.S. Treasury Bill + 575 bps), 12/10/22 (144A)	249,975
		$1,139,435
	Earthquakes - Japan - 0.1%
550,000(a)	Nakama Re, 3.805% (6 Month USD LIBOR + 220 bps), 10/13/21 (144A)	$546,315
	Health - U.S. - 0.1%
400,000(a)	Vitality Re VII, 3.722% (3 Month U.S. Treasury Bill + 215 bps), 1/7/20 (144A)	$400,280
250,000(a)	Vitality Re VII, 4.222% (3 Month U.S. Treasury Bill + 265 bps), 1/7/20 (144A)	250,100
		$650,380
	Multiperil - U.S. - 0.7%
400,000(a)	Caelus Re IV, 6.822% (3 Month U.S. Treasury Bill + 525 bps), 3/6/20 (144A)	$397,800
250,000(a)	Caelus Re V, 0.5% (1 Month U.S. Treasury Bill + 50 bps), 6/5/20 (144A)	86,125
250,000(a)	Caelus Re V, 5.502% (3 Month U.S. Treasury Bill + 393 bps), 6/7/21 (144A)	236,050
250,000(a)	Kilimanjaro Re, 6.783% (3 Month USD LIBOR + 494 bps), 5/6/22 (144A)	246,725
250,000(a)	Kilimanjaro Re, 8.322% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A)	249,500
250,000(a)	Kilimanjaro Re, 10.822% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A)	249,975
400,000(a)	Kilimanjaro II Re, 8.063% (6 Month USD LIBOR + 630 bps), 4/20/21 (144A)	393,000
250,000(a)	Kilimanjaro II Re, 8.083% (6 Month USD LIBOR + 630 bps), 4/21/22 (144A)	245,575
300,000(a)	Kilimanjaro II Re, 9.693% (6 Month USD LIBOR + 791 bps), 4/21/22 (144A)	296,130
500,000(a)	Residential Reinsurance 2016, 5.542% (3 Month U.S. Treasury Bill + 397 bps), 12/6/20 (144A)	496,500
400,000(a)	Residential Reinsurance 2017, 4.742% (3 Month U.S. Treasury Bill + 317 bps), 6/6/21 (144A)	399,200
500,000(a)	Sanders Re, 4.734% (6 Month USD LIBOR + 299 bps), 12/6/21 (144A)	487,750
500,000(a)	Skyline Re, 4.075% (3 Month U.S. Treasury Bill + 250 bps), 1/6/20 (144A)	497,500
		$4,281,830
	Multiperil - U.S. Regional - 0.2%
350,000(a)	Bonanza Re, 5.243% (6 Month USD LIBOR + 337 bps), 12/31/19 (144A)	$347,550
250,000(a)	Long Point Re III, 4.322% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	246,425
400,000(a)	MetroCat Re, 5.28% (3 Month U.S. Treasury Bill + 370 bps), 5/8/20 (144A)	397,000
		$990,975
	Multiperil - Worldwide - 0.3%
250,000(a)	Galilei Re, 6.651% (6 Month USD LIBOR + 479 bps), 1/8/20 (144A)	$250,100
250,000(a)	Galilei Re, 7.231% (6 Month USD LIBOR + 560 bps), 1/8/21 (144A)	248,875
350,000(a)	Galilei Re, 7.461% (6 Month USD LIBOR + 560 bps), 1/8/20 (144A)	350,455
250,000(a)	Galilei Re, 8.641% (6 Month USD LIBOR + 678 bps), 1/8/20 (144A)	249,575
		$1,099,005
	Pandemic - Worldwide - 0.1%
250,000(a)	International Bank for Reconstruction & Development, 8.713% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A)	$250,625
	Windstorm - Florida - 0.4%
300,000(a)	Casablanca Re, 6.127% (6 Month USD LIBOR + 402 bps), 6/4/20 (144A)	$303,000
1,000,000(a)	Everglades Re II, Ltd., 6.802% (3 Month U.S. Treasury Bill + 523 bps), 5/8/20 (144A)	1,009,500
500,000(a)	Integrity Re, 4.803% (6 Month USD LIBOR + 328 bps), 6/10/20 (144A)	500,250
		$1,812,750
	Windstorm - Japan - 0.1%
400,000(a)	Aozora Re, 3.685% (6 Month USD LIBOR + 200 bps), 4/7/21 (144A)	$322,600
250,000(a)	Aozora Re, 4.193% (6 Month USD LIBOR + 229 bps), 4/7/20 (144A)	232,500
		$555,100
	Windstorm - Louisiana - 0.0%†
250,000(a)	Pelican Re IV, Ltd., 3.552% (6 Month USD LIBOR + 204 bps), 5/5/20 (144A)	$249,125
	Windstorm - Massachusetts - 0.1%
400,000(a)	Cranberry Re, 3.503% (6 Month USD LIBOR + 198 bps), 7/13/20 (144A)	$401,520
	Windstorm - Mexico - 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 7.537% (6 Month USD LIBOR + 590 bps), 12/20/19 (144A)	$249,700
	Windstorm - Texas - 0.1%
250,000(a)	Alamo Re, 5.06% (1 Month U.S. Treasury Bill + 348 bps), 6/7/21 (144A)	$249,500
350,000(a)	Alamo Re, 5.39% (3 Month U.S. Treasury Bill + 381 bps), 6/8/20 (144A)	352,870
		$602,370
	Windstorm - U.S. Multistate - 0.0%†
500,000(a)	Citrus Re, 2.072% (1 Month U.S. Treasury Bill + 50 bps), 4/9/20 (144A)	$125,000
	Total Event-Linked Bonds	$12,954,130
Face Amount USD ($)		Value
	Collateralized Reinsurance - 0.2%
	Multiperil - Massachusetts - 0.0%†
250,000+(f)(g)	Denning Re 2019, 7/31/20	$250,078
	Multiperil - U.S. - 0.1%
250,000+(f)(g)	Dingle Re 2019, 2/1/20	$254,512
300,000+(f)(g)	Kingsbarns Re 2017, 5/19/20	300
250,000+(f)(g)	Port Royal Re 2019, 5/31/20	251,471
		$506,283
	Multiperil - Worldwide - 0.1%
250,000+(f)(g)	Cypress Re 2017, 1/10/20	$4,550
307,363+(g)	Kilarney Re 2018, 4/15/20	155,157
14,000+(g)	Limestone Re 2016-1, 8/31/21	16,964
250,000+(f)(g)	Mid Ocean Re 2019, 7/31/20	242,402
250,000+(f)(g)	Resilience Re, 12/31/19	175
350,000+(f)(g)	Resilience Re, 4/6/20	35
		$419,283
	Windstorm - Florida - 0.0%†
250,000+(f)(g)	Portrush Re 2017, 6/15/20	$159,525
	Windstorm - U.S. Regional - 0.0%†
250,000+(f)(g)	Oakmont Re 2017, 4/15/20	$7,350
	Total Collateralized Reinsurance	$1,342,519
	Industry Loss Warranties - 0.1%
	Multiperil - U.S. - 0.1%
250,000+(f)(g)	Cypress Re 2019, 1/31/20	$252,440
	Windstorm - U.S. - 0.0%†
250,000+(f)	Westport Re 2019, 1/15/20	$249,495
	Total Industry Loss Warranties	$501,935
	Reinsurance Sidecars - 0.5%
	Multiperil - U.S. - 0.1%
250,000+(f)(g)	Carnoustie Re 2016, 11/30/20	$6,750
250,000+(f)(g)	Carnoustie Re 2017, 11/30/21	63,550
250,000+(f)(g)	Carnoustie Re 2018, 12/31/21	24,950
250,000+(f)(g)	Castle Stuart Re 2018, 12/1/21	210,850
250,000+(f)(h)	Harambee Re 2018, 12/31/21	38,775
250,000+(f)(h)	Harambee Re 2019, 12/31/22	277,375
150,001+(f)(g)	Sector Re V, Series 7, Class G, 3/1/22 (144A)	23,842
		$646,092
	Multiperil - Worldwide - 0.4%
250,000+(f)(g)	Alturas Re, 3/10/22	$271,900
100,000+(f)(g)	Arlington Re 2015, 2/1/20	4,860
300,000+(f)(g)	Bantry Re 2016, 3/30/20	24,180
250,000+(f)(g)	Bantry Re 2017, 3/31/20	59,025
300,000+(f)(g)	Berwick Re 2017-1, 2/1/20	9,930
601,682+(f)(g)	Berwick Re 2018-1, 12/31/21	96,089
429,864+(f)(g)	Berwick Re 2019-1, 12/31/22	462,403
250,000+(f)(h)	Blue Lotus Re 2018, 12/31/21	273,625
22,275+(f)(g)	Eden Re II, 3/22/22 (144A)	43,219
12,500+(f)(g)	Eden Re II, 3/22/22 (144A)	16,330
250,000+(f)(g)	Eden Re II, 3/22/23 (144A)	257,550
300,000+(g)	Gleneagles Re 2016, 11/30/20	9,360
264,623+(f)(g)	Gullane Re 2018, 12/31/21	245,888
250,000+(f)(h)	Lorenz Re 2018, 7/1/21	53,925
128,615+(f)(h)	Lorenz Re 2019, 6/30/22	110,583
1,000,000+(g)	Pangaea Re 2015-1, 2/1/20	1,308
1,000,000+(g)	Pangaea Re 2015-2, 5/29/20	1,491
800,000+(g)	Pangaea Re 2016-1, 11/30/20	2,195
500,000+(g)	Pangaea Re 2016-2, 11/30/20	1,488
500,000+(f)(g)	Pangaea Re 2017-1, 11/30/21	8,050
400,000+(g)	Pangaea Re 2017-3, 5/31/22	20,419
500,000+(f)(g)	Pangaea Re 2018-1, 12/31/21	29,400
250,000+(f)(g)	Pangaea Re 2018-3, 7/1/22	5,175
409,624+(f)(g)	Pangaea Re 2019-1, 2/1/23	407,494
183,828+(f)(g)	Pangaea Re 2019-3, 7/1/23	178,810
250,000+(f)(g)	Sector Re V, Ltd., 12/1/23 (144A)	197,910
150,000+(f)(g)	Sector Re V, Series 7, Class C, 12/1/22 (144A)	32,115
300,000+(f)(g)	St. Andrews Re 2017-1, 2/1/20	20,340
347,597+(f)(g)	St. Andrews Re 2017-4, 6/1/20	34,203
250,000+(f)(h)	Thopas Re 2018, 12/31/21	29,825
250,000+(f)(h)	Thopas Re 2019, 12/31/22	246,800
450,000+(f)(g)	Versutus Re 2017, 11/30/21	5,940
250,000+(f)(g)	Versutus Re 2018, 12/31/21	–
220,637+(f)(g)	Versutus Re 2019-A, 12/31/21	239,965
29,363+(f)(g)	Versutus Re 2019-B, 12/31/21	31,935
		$3,433,730
	Total Reinsurance Sidecars	$4,079,822
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $20,145,368)	$18,878,406
Principal Amount USD ($)		Value
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 3.0% of Net Assets* (a)
	Aerospace & Defense - 0.0%†
249,375	MRO Holdings, Inc., Initial Term Loan, 7.1% (LIBOR + 500 bps), 6/4/26	$246,881
	Total Aerospace & Defense	$246,881
	Automobile - 0.3%
390,699	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.01% (LIBOR + 225 bps), 4/6/24	$384,675
297,704	Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 3.7% (LIBOR + 200 bps), 11/2/23	276,369
386,123	Navistar, Inc., Tranche B Term Loan, 5.27% (LIBOR + 350 bps), 11/6/24	384,795
351,179	TI Group Automotive Systems LLC, Initial US Term Loan, 4.2% (LIBOR + 250 bps), 6/30/22	349,972
	Total Automobile	$1,395,811
	Beverage, Food & Tobacco - 0.1%
435,188	Darling Ingredients, Inc. (fka Darling International, Inc.), Term B Loan, 3.71% (LIBOR + 200 bps), 12/18/24	$436,384
	Total Beverage, Food & Tobacco	$436,384
	Broadcasting & Entertainment - 0.3%
742,826	Gray Television, Inc., Term B-2 Loan, 4.03% (LIBOR + 225 bps), 2/7/24	$744,776
437,509	Gray Television, Inc., Term C Loan, 4.28% (LIBOR + 250 bps), 1/2/26	439,735
418,654	Sinclair Television Group, Inc., Tranche B Term Loan, 3.96% (LIBOR + 225 bps), 1/3/24	419,567
	Total Broadcasting & Entertainment	$1,604,078
	Buildings & Real Estate - 0.1%
325,109	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 6.7% (LIBOR + 500 bps), 9/29/23	$309,530
	Total Buildings & Real Estate	$309,530
	Chemicals, Plastics & Rubber - 0.3%
223,300	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 3.85% (LIBOR + 175 bps), 6/1/24	$223,699
498,750	Berry Global, Inc. (fka Berry Plastics Corp.), Term Loan U, 4.26% (LIBOR + 250 bps), 7/1/26	501,590
319,628	Element Solutions, Inc. (Macdermid, Inc.), Initial Term Loan, 3.70% (LIBOR + 200 bps), 1/31/26	320,826
401,439	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 4.61% (LIBOR + 275 bps), 9/23/24	400,769
	Total Chemicals, Plastics & Rubber	$1,446,884
	Computers & Electronics - 0.0%†
92,526	ON Semiconductor Corp., 2019 New Replacement Term B-4 Loan, 3.7% (LIBOR + 200 bps), 9/19/26	$93,066
	Total Computers & Electronics	$93,066
	Diversified & Conglomerate Manufacturing - 0.1%
352,942	Delos Finance S.a.r.l., New Term Loan, 3.85% (LIBOR + 175 bps), 10/6/23	$354,663
	Total Diversified & Conglomerate Manufacturing	$354,663
	Diversified & Conglomerate Service - 0.3%
379,174	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 3.45% (LIBOR + 175 bps), 11/7/23	$380,357
399,000	NVA Holdings, Inc., Incremental Term B-4 Loan, 7.25% (PRIME + 250 bps), 2/2/25	399,499
267,201	Outfront Media Capital LLC (Outfront Media Capital Corp.), Extended Term Loan, 3.51% (LIBOR + 175 bps), 11/18/26	268,204
111,167	West Corp., Initial Term B Loan, 5.93% (LIBOR + 400 bps), 10/10/24	90,971
	Total Diversified & Conglomerate Service	$1,139,031
	Electric & Electrical - 0.0%†
264,848	Dell International LLC (EMC Corp.), Refinancing Term B-1 Loan, 3.71% (LIBOR + 200 bps), 9/19/25	$266,620
	Total Electric & Electrical	$266,620
	Electronics - 0.0%†
58	Evergreen Skills Lux S.a.r.l., First Lien Initial Term Loan, 6.95% (LIBOR + 475 bps), 4/28/21	$45
223,300	Scientific Games International, Inc., Initial Term B-5 Loan, 4.45% (LIBOR + 275 bps), 8/14/24	222,741
241,026	Verint Systems, Inc., Refinancing Term Loan, 3.84% (LIBOR + 200 bps), 6/28/24	242,683
	Total Electronics	$465,469
	Healthcare - 0.0%†
249,375	Phoenix Guarantor, Inc. (aka Brightspring), First Lien Initial Term Loan, 6.27% (LIBOR + 450 bps), 3/5/26	$251,011
	Total Healthcare	$251,011
	Healthcare & Pharmaceuticals - 0.2%
234,600	Endo Luxembourg Finance Co. I S.a.r.l., Initial Term Loan, 6.0% (LIBOR + 425 bps), 4/29/24	$215,392
396,463	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 5.5% (LIBOR + 375 bps), 7/2/25	398,569
112,460	Prestige Brands, Inc., Term B-4 Loan, 3.7% (LIBOR + 200 bps), 1/26/24	113,074
288,113	Sotera Health Holdings LLC, Incremental Term Loan, 4.93% (LIBOR + 300 bps), 5/15/22	287,320
	Total Healthcare & Pharmaceuticals	$1,014,355
	Healthcare, Education & Childcare - 0.0%†
192,499	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 4.77% (LIBOR + 300 bps), 6/2/25	$193,595
	Total Healthcare, Education & Childcare	$193,595
	Hotel, Gaming & Leisure - 0.1%
433,429	1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 3.45% (LIBOR + 175 bps), 11/19/26	$433,755
247,249	Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 3.46% (LIBOR + 175 bps), 6/22/26	248,748
Principal Amount USD ($)		Value
	Hotel, Gaming & Leisure - (continued)
222,926	MGM Growth Properties Operating Partnership LP, Term B Loan, 3.7% (LIBOR + 200 bps), 3/21/25	$223,902
	Total Hotel, Gaming & Leisure	$906,405
	Leasing - 0.1%
288,115	Fly Funding II S.a.r.l., Term Loan, 3.9% (LIBOR + 200 bps), 2/9/23	$288,475
	Total Leasing	$288,475
	Leisure & Entertainment - 0.0%†
235,219	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Term B-1 Loan, 5.23% (LIBOR + 300 bps), 4/22/26	$236,483
	Total Leisure & Entertainment	$236,483
	Machinery - 0.0%†
164,982	NN, Inc., Tranche B Term Loan, 5.45% (LIBOR + 375 bps), 10/19/22	$160,445
248,750	Terex Corp., 2019 U.S. Term Loan Commitments, 4.59% (LIBOR + 275 bps), 1/31/24	250,305
246,207	Terex Corp., Incremental U.S. Term Loan, 3.84% (LIBOR + 200 bps), 1/31/24	246,823
	Total Machinery	$657,573
	Media - 0.1%
498,750	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), September 2019 Initial Term Loan, 4.33% (LIBOR + 250 bps), 4/15/27	$500,408
	Total Media	$500,408
	Metals & Mining - 0.0%†
61,732	BWay Holding Co., Initial Term Loan, 5.23% (LIBOR + 325 bps), 4/3/24	$60,604
121,662	TMS International Corp. (aka Tube City IMS Corp.), Term B-2 Loan, 4.58% (LIBOR + 275 bps), 8/14/24	116,492
	Total Metals & Mining	$177,096
	Oil & Gas - 0.1%
446,625	Centurion Pipeline Co. LLC (fka Lotus Midstream LLC), Initial Term Loan, 4.95% (LIBOR + 325 bps), 9/29/25	$444,392
	Total Oil & Gas	$444,392
	Personal, Food & Miscellaneous Services - 0.0%†
111,170	Diamond (BC) BV (aka Diversey), Initial USD Term Loan, 4.93% (LIBOR + 300 bps), 9/6/24	$105,945
	Total Personal, Food & Miscellaneous Services	$105,945
	Printing & Publishing - 0.0%†
80,932	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-1 Loan, 4.7% (LIBOR + 300 bps), 11/8/24	$81,003
	Total Printing & Publishing	$81,003
	Professional & Business Services - 0.1%
446,600	Lamar Media Corp., Term B Loan, 3.5% (LIBOR + 175 bps), 3/14/25	$449,670
249,375	MYOB US Borrower LLC, First Lien Initial U.S. Term Loan, 5.7% (LIBOR + 400 bps), 5/6/26	250,622
	Total Professional & Business Services	$700,292
	Retail - 0.1%
384,024	CDW LLC (aka AP Exhaust Acq) (fka CDW Corp.), Term Loan, 3.46% (LIBOR + 175 bps), 10/13/26	$387,864
114,425	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 6.28% (LIBOR + 450 bps), 9/12/24	113,138
	Total Retail	$501,002
	Securities & Trusts - 0.0%†
248,750	KSBR Holding Corp., Initial Term Loan, 5.97% (LIBOR + 425 bps), 4/15/26	$249,838
	Total Securities & Trusts	$249,838
	Telecommunications - 0.3%
347,348	CenturyLink, Inc., Initial Term B Loan, 4.45% (LIBOR + 275 bps), 1/31/25	$347,674
272,250	Ciena Corp., Refinancing Term Loan, 3.72% (LIBOR + 200 bps), 9/26/25	273,909
210,000	Commscope, Inc., Initial Term Loan, 4.95% (LIBOR + 325 bps), 4/6/26	208,950
299,285	Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Tranche B-2 Term Loan, 3.45% (LIBOR + 175 bps), 2/15/24	300,969
151,798(i)	Level 3 Financing, Inc., Tranche B 2024 Term Loan (LIBOR + 225 bps), 2/22/24	151,924
190,094	SBA Senior Finance II LLC, Initial Term Loan, 3.46% (LIBOR + 175 bps), 4/11/25	190,361
235,662	Virgin Media Bristol LLC, N Facility, 4.27% (LIBOR + 250 bps), 1/31/28	235,940
	Total Telecommunications	$1,709,727
	Transportation - 0.1%
360,000	Travelport Finance (Luxembourg) S.a.r.l., First Lien Initial Term Loan, 7.1% (LIBOR + 500 bps), 5/29/26	$330,030
	Total Transportation	$330,030
	Utilities - 0.3%
570,612	APLP Holdings, Ltd. Partnership, Term Loan, 4.45% (LIBOR + 275 bps), 4/13/23	$572,513
378,809	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 5.45% (LIBOR + 375 bps), 10/2/23	379,559
498,744	Edgewater Generation LLC, Term Loan, 5.45% (LIBOR + 375 bps), 12/13/25	474,430
	Total Utilities	$1,426,502
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $17,518,221)	$17,532,549
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.3% of Net Assets
294,229(a)	Fannie Mae, 2.353% (2 Month USD LIBOR + 160 bps), 7/1/45	$301,756
391,575	Fannie Mae, 3.0%, 10/1/27	402,117
544,821	Fannie Mae, 3.0%, 11/1/27	561,667
262,776(a)	Fannie Mae, 3.393% (2 Month USD LIBOR + 140 bps), 10/1/36	265,393
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
24,335(a)	Fannie Mae, 4.155% (1 Year CMT Index + 216 bps), 10/1/29	$24,900
49,147(a)	Fannie Mae, 4.209% (11th District Cost of Funds Index + 193 bps), 12/1/36	50,920
16,386(a)	Fannie Mae, 4.366% (1 Year CMT Index + 232 bps), 12/1/28	16,914
13,001(a)	Fannie Mae, 4.48% (2 Month USD LIBOR + 174 bps), 7/1/36	13,702
189,887	Fannie Mae, 4.5%, 5/1/39	206,629
315,503	Fannie Mae, 4.5%, 5/1/39	342,316
26,648(a)	Fannie Mae, 4.592% (6 Month USD LIBOR + 226 bps), 1/1/25	26,990
499(a)	Fannie Mae, 4.663% (1 Year CMT Index + 212 bps), 11/1/25	508
16,232(a)	Fannie Mae, 4.8% (6 Month USD LIBOR + 218 bps), 11/1/24	16,516
1,641(a)	Fannie Mae, 4.958% (1 Year CMT Index + 221 bps), 4/1/29	1,675
2,212(a)	Fannie Mae, 5.088% (1 Year CMT Index + 246 bps), 4/1/28	2,223
387(a)	Fannie Mae, 5.488% (6 Month USD LIBOR + 285 bps), 2/1/33	386
14,349	Fannie Mae, 5.5%, 12/1/35	16,140
104,028	Fannie Mae, 5.5%, 8/1/37	117,122
13,693	Fannie Mae, 6.0%, 2/1/34	15,126
9,348	Fannie Mae, 6.0%, 4/1/38	10,718
127,610	Fannie Mae, 6.5%, 4/1/29	142,054
2,658	Fannie Mae, 6.5%, 7/1/32	3,003
10,033	Fannie Mae, 7.0%, 1/1/36	11,427
369,292	Federal Home Loan Mortgage Corp., 2.5%, 10/1/27	373,719
44,522	Federal Home Loan Mortgage Corp., 4.0%, 5/1/24	46,440
2,764(a)	Federal Home Loan Mortgage Corp., 4.15% (1 Year CMT Index + 225 bps), 11/1/31	2,921
100,231(a)	Federal Home Loan Mortgage Corp., 4.156% (2 Month USD LIBOR + 191 bps), 10/1/31	101,697
13,575(a)	Federal Home Loan Mortgage Corp., 4.408% (2 Month USD LIBOR + 191 bps), 8/1/31	13,599
104,781	Federal Home Loan Mortgage Corp., 4.5%, 7/1/49	110,742
5,786(a)	Federal Home Loan Mortgage Corp., 4.544% (6 Month USD LIBOR + 229 bps), 4/1/25	5,902
1,242(a)	Federal Home Loan Mortgage Corp., 4.626% (1 Year CMT Index + 236 bps), 1/1/28	1,300
148,847(a)	Federal Home Loan Mortgage Corp., 4.908% (2 Month USD LIBOR + 191 bps), 12/1/31	149,106
40,146	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	44,356
27,508	Government National Mortgage Association I, 6.0%, 12/15/31	30,675
57,169	Government National Mortgage Association I, 6.0%, 11/15/36	65,526
12,589	Government National Mortgage Association I, 6.5%, 5/15/31	14,553
6,195	Government National Mortgage Association I, 6.5%, 7/15/35	6,850
17,347	Government National Mortgage Association I, 6.5%, 10/15/37	19,859
29,880	Government National Mortgage Association I, 7.5%, 10/15/36	32,290
7,100,000(a)	U.S. Treasury Note, 1.786% (3 Month U.S. Treasury Bill Money Market Yield + 22 bps), 7/31/21	7,102,214
15,350,000	U.S. Treasury Note, 2.125%, 9/30/21	15,478,916
3,500,000	U.S. Treasury Note, 2.125%, 12/31/21	3,535,137
5,715,000	U.S. Treasury Note, 2.25%, 2/15/21	5,752,058
9,625,000	U.S. Treasury Note, 2.25%, 3/31/21	9,695,684
4,786,900	U.S. Treasury Note, 3.625%, 2/15/21	4,895,727
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $50,004,833)	$50,029,473
	TEMPORARY CASH INVESTMENTS - 3.9% of Net Assets
	CERTIFICATE OF DEPOSIT - 0.1%
500,000(a)	Svenska Handelsbanken AB, 1.964% (1 Month USD LIBOR + 19 bps), 5/5/20	$499,994
	COMMERCIAL PAPERS - 3.4%
1,000,000	Amphenol Corp., 1.7%, 12/2/19	$999,856
1,400,000	AutoZone, Inc., 1.901%, 12/12/19	1,399,094
1,400,000	Bell Canada, Inc., 1.886%, 1/15/20	1,396,509
1,400,000	Berkshire Hathway Energy Co., 1.762%, 12/16/19	1,398,795
500,000	Boston Scientific Corp., 2.299%, 12/6/19	499,828
1,000,000	CenterPoint Energy, Inc., 3.641%, 12/2/19	999,861
390,000	Enable Midstream Partners LP, 2.055%, 1/9/20	388,855
700,000	Enel Finance International, 2.259%, 12/9/19	699,650
515,000	Enel Finance International, 2.242%, 1/14/20	513,762
1,000,000	Energy Transfer Operating LP, 2.001%, 12/2/19	999,778
750,000	Eni Finance USA, Inc., 2.346%, 12/12/19	749,516
600,000	Eni Finance USA, Inc., 2.037%, 1/17/20	598,461
640,000	Eni Finance USA, Inc., 2.057%, 1/22/20	638,180
500,000	ERAC USA Finance LLC, 1.855%, 1/7/20	498,988
1,000,000	ERAC USA Finance LLC, 2.243%, 1/14/20	997,595
1,000,000	Kinder Morgan Energy Partners LP, 1.851%, 12/3/19	999,705
500,000	Mohawk Industries, Inc., 1.802%, 12/5/19	499,852
1,400,000	NextEra Energy Capital Holdings, Inc., 1.781%, 12/4/19	1,399,657
1,000,000	Noble Energy, Inc., 2.021%, 12/2/19	999,835
1,000,000	Sherwin Williams Co., 1.973%, 12/26/19	998,792
1,400,000	UDR, Inc., 1.802%, 12/12/19	1,399,094
1,300,000	VW Credit, Inc., 2.191%, 1/6/20	1,297,439
		$20,373,102
	REPURCHASE AGREEMENTS - 0.4%
1,180,000	$1,180,000 RBC Capital Markets LLC, 1.63%, dated 11/29/19 plus accrued interest on 12/2/19 collateralized by the following: $5,495 Freddie Mac Giant, 3.0%, 11/1/34 $1,198,269 Federal National Mortgage Association, 3.4%, 3/1/49.	$1,180,000
Principal Amount USD ($)		Value
	REPURCHASE AGREEMENTS - (continued)
1,180,000	$1,180,000 TD Securities USA LLC, 1.64%, dated 11/29/19 plus accrued interest on 12/2/19 collateralized by $1,203,600 Federal National Mortgage Association, 3.5%, 1/1/48.	$1,180,000
		$2,360,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $23,233,806)	$23,233,096
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 102.6%
	(Cost $606,948,635)	$609,495,223
	OTHER ASSETS AND LIABILITIES - (2.6)%	$(15,213,579)
	NET ASSETS - 100.0%	$594,281,644

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
Strips	Separate trading of Registered interest and principal of securities.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2019, the value of these securities amounted to $364,790,546, or 61.4% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at November 30, 2019.

+	Security that used significant unobservable inputs to determine its value.
(a)	Floating rate note. Coupon rate, reference index and spread shown at November 30, 2019.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at November 30, 2019.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at November 30, 2019.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Securities are restricted as to resale.
(f)	Non-income producing security.
(g)	Issued as participation notes.
(h)	Issued as preference shares.
(i)	This term loan will settle after November 30, 2019, at which time the interest rate will be determined.

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
819	U.S. 2 Year Note (CBT)	3/31/20	$176,590,750	$176,564,883	$(25,867)

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
550	U.S. 5 Year Note (CBT)	3/31/20	$ 65,467,867	$ 65,432,812	$ 35,055
TOTAL FUTURES CONTRACTS			$111,122,883	$111,132,071	$ 9,188

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of November 30, 2019, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$185,993,864	$–	$185,993,864
Collateralized Mortgage Obligations	–	170,283,217	–	170,283,217
Corporate Bonds	–	143,544,618	–	143,544,618
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - Massachusetts	–	–	250,078	250,078
Multiperil - U.S.	–	–	506,283	506,283
Multiperil - Worldwide	–	–	419,283	419,283
Windstorm - Florida	–	–	159,525	159,525
Windstorm - U.S. Regional	–	–	7,350	7,350
Industry Loss Warranties
Multiperil - U.S.	–	–	252,440	252,440
Windstorm - U.S.	–	–	249,495	249,495
Reinsurance Sidecars
Multiperil - U.S.	–	–	646,092	646,092
Multiperil - Worldwide	–	–	3,433,730	3,433,730
All Other Insurance-Linked Securities	–	12,954,130	–	12,954,130
Senior Secured Floating Rate Loan Interests	–	17,532,549	–	17,532,549
U.S. Government and Agency Obligations	–	50,029,473	–	50,029,473
Certificate of Deposit	–	499,994	–	499,994
Commercial Papers	–	20,373,102	–	20,373,102
Repurchase Agreements	–	2,360,000	–	2,360,000
Total Investments in Securities	$–	$603,570,947	$5,924,276	$609,495,223
Other Financial Instruments
Net unrealized appreciation on futures contracts	$9,188	$–	$–	$9,188
Total Other Financial Instruments	$9,188	$–	$–	$9,188

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance-Linked Securities
Balance as of 8/31/19	$5,944,806
Realized gain (loss)	(32,311)
Change in unrealized appreciation (depreciation)	(157,140)
Accrued discounts/premiums	–
Purchases	239,912
Sales	(70,991)
Transfers in to Level 3*	–
Transfers out of Level 3*	–
Balance as of 11/30/19	$5,924,276

*	Transfers are calculated on the beginning of period values. For the three months ended November 30, 2019, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at November 30, 2019: $(191,389).